UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 812-15842

Lazard Active ETF Trust
(Exact name of registrant as specified in charter)

30 Rockefeller Plaza
New York, New York 10112
(Address of principal executive offices) (Zip code)

Mark R. Anderson, Esq.
Lazard Asset Management LLC
30 Rockefeller Plaza
New York, New York 10112
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 632-6000

Date of fiscal year end: 12/31

Date of reporting period: 6/30/26

ITEM 1. REPORTS TO STOCKHOLDERS.

Lazard Emerging Markets Opportunities ETF

NYSE Arca: EMKT

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the Lazard Emerging Markets Opportunities ETF for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/etfs#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Lazard Emerging Markets Opportunities ETF	$42	0.75%
Footnote	Description
Footnote[1]	Annualized

Portfolio Performance

Table Summary
	Lazard Emerging Markets Opportunities ETF	MSCI Emerging Markets Index
6/16	$10,000	$10,000
7/16	$10,308	$10,503
8/16	$10,570	$10,764
9/16	$10,764	$10,903
10/16	$10,593	$10,929
11/16	$10,068	$10,426
12/16	$10,146	$10,449
1/17	$10,801	$11,020
2/17	$10,973	$11,358
3/17	$11,376	$11,644
4/17	$11,697	$11,899
5/17	$11,996	$12,251
6/17	$12,180	$12,375
7/17	$12,961	$13,112
8/17	$13,308	$13,405
9/17	$13,458	$13,351
10/17	$13,791	$13,819
11/17	$13,848	$13,847
12/17	$14,240	$14,344
1/18	$15,305	$15,540
2/18	$14,552	$14,823
3/18	$14,355	$14,547
4/18	$13,985	$14,483
5/18	$13,441	$13,970
6/18	$13,047	$13,389
7/18	$13,371	$13,684
8/18	$12,806	$13,314
9/18	$12,656	$13,243
10/18	$11,648	$12,090
11/18	$12,112	$12,588
12/18	$11,659	$12,254
1/19	$12,827	$13,327
2/19	$12,779	$13,357
3/19	$12,921	$13,469
4/19	$13,216	$13,753
5/19	$12,296	$12,755
6/19	$13,098	$13,551
7/19	$12,909	$13,385
8/19	$12,273	$12,733
9/19	$12,626	$12,976
10/19	$13,086	$13,523
11/19	$13,145	$13,504
12/19	$14,177	$14,512
1/20	$13,383	$13,835
2/20	$12,722	$13,106
3/20	$10,257	$11,087
4/20	$11,075	$12,103
5/20	$11,327	$12,196
6/20	$12,073	$13,092
7/20	$13,191	$14,262
8/20	$13,440	$14,577
9/20	$13,211	$14,343
10/20	$13,452	$14,639
11/20	$14,763	$15,993
12/20	$15,874	$17,168
1/21	$16,274	$17,695
2/21	$16,540	$17,830
3/21	$16,177	$17,561
4/21	$16,274	$17,998
5/21	$16,467	$18,415
6/21	$16,431	$18,447
7/21	$15,354	$17,206
8/21	$15,333	$17,656
9/21	$14,570	$16,954
10/21	$14,800	$17,122
11/21	$14,001	$16,424
12/21	$14,095	$16,732
1/22	$13,949	$16,415
2/22	$13,034	$15,925
3/22	$12,717	$15,565
4/22	$11,851	$14,699
5/22	$11,998	$14,764
6/22	$11,047	$13,783
7/22	$11,278	$13,749
8/22	$11,208	$13,806
9/22	$9,915	$12,188
10/22	$9,988	$11,809
11/22	$11,452	$13,561
12/22	$11,047	$13,370
1/23	$12,205	$14,426
2/23	$11,433	$13,491
3/23	$11,918	$13,899
4/23	$11,769	$13,742
5/23	$11,570	$13,511
6/23	$12,068	$14,024
7/23	$12,691	$14,897
8/23	$11,817	$13,979
9/23	$11,468	$13,614
10/23	$11,181	$13,085
11/23	$11,954	$14,132
12/23	$12,404	$14,684
1/24	$11,974	$14,003
2/24	$12,530	$14,669
3/24	$12,872	$15,032
4/24	$12,846	$15,099
5/24	$13,074	$15,185
6/24	$13,516	$15,784
7/24	$13,441	$15,831
8/24	$13,589	$16,086
9/24	$14,324	$17,160
10/24	$13,652	$16,397
11/24	$13,361	$15,808
12/24	$13,304	$15,786
1/25	$13,573	$16,068
2/25	$13,560	$16,146
3/25	$13,663	$16,249
4/25	$13,791	$16,462
5/25	$14,444	$17,164
6/25	$15,264	$18,196
7/25	$15,507	$18,551
8/25	$15,740	$18,789
9/25	$16,698	$20,133
10/25	$17,277	$20,974
11/25	$16,874	$20,473
12/25	$17,229	$21,085
1/26	$18,494	$22,952
2/26	$19,539	$24,213
3/26	$17,216	$21,050
4/26	$19,580	$24,147
5/26	$21,938	$26,486
6/26	$21,949	$26,113

Average Annual Total Returns (%)

Table Summary
Fund	1 Year	5 Years	10 Years
Lazard Emerging Markets Opportunities ETF	43.80%	5.96%	8.18%
MSCI Emerging Markets Index	43.51%	7.20%	10.07%

The performance quoted represents past performance. Past performance does not guarantee future results. The performance results do not include adjustments made for financial reporting purposes in accordance with US GAAP, and may differ from financial highlights. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/etfs.

Key Portfolio Statistics

Table Summary
Total Net Assets	$180,860,371
# of Portfolio Holdings	74
Portfolio Turnover Rate	10%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$557,390

Top 10 Holdings (% of Net Assets)

Table Summary
Samsung Electronics Co. Ltd. GDR	11.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	8.9%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	8.3%
SK hynix, Inc. GDR	6.6%
MediaTek, Inc.	3.0%
Tencent Holdings Ltd.	3.0%
China Merchants Bank Co. Ltd., Class H	2.2%
Anglo American PLC	2.1%
Contemporary Amperex Technology Co. Ltd., Class A	2.0%
Lenovo Group Ltd.	2.0%

Sector Allocation (% of Net Assets)

Table Summary
Information Technology	44.9%
Financials	16.3%
Industrials	11.0%
Consumer Discretionary	7.8%
Communication Services	4.6%
Materials	4.2%
Energy	3.7%
Consumer Staples	2.6%
Other (includes short-term investments)	4.9%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial information and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/etfs#documents.

Lazard Equity Megatrends ETF

NASDAQ: THMZ

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the Lazard Equity Megatrends ETF for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/etfs#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Lazard Equity Megatrends ETF	$25	0.50%
Footnote	Description
Footnote[1]	Annualized

Portfolio Performance

Table Summary
	Lazard Equity Megatrends ETF	MSCI ACWI Index
4/25	$10,000	$10,000
4/25	$11,092	$10,921
5/25	$11,664	$11,548
6/25	$12,140	$12,067
7/25	$12,272	$12,231
8/25	$12,292	$12,533
9/25	$12,690	$12,987
10/25	$13,043	$13,277
11/25	$12,995	$13,276
12/25	$13,064	$13,414
1/26	$12,944	$13,812
2/26	$12,900	$13,990
3/26	$11,635	$12,985
4/26	$13,045	$14,306
5/26	$13,524	$15,044
6/26	$13,603	$14,923

Average Annual Total Returns (%)

Table Summary
Fund	1 Year	Since Inception 4/7/25
Lazard Equity Megatrends ETF	12.05%	28.35%
MSCI ACWI Index	23.67%	38.37%

The performance quoted represents past performance. Past performance does not guarantee future results. The performance results do not include adjustments made for financial reporting purposes in accordance with US GAAP, and may differ from financial highlights. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/etfs.

Key Portfolio Statistics

Table Summary
Total Net Assets	$54,088,855
# of Portfolio Holdings	60
Portfolio Turnover Rate	21%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$122,211

Top 10 Holdings (% of Net Assets)

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	6.1%
Applied Materials, Inc.	5.5%
Alphabet, Inc., Class A	3.5%
Amazon.com, Inc.	3.5%
Microsoft Corp.	2.8%
NVIDIA Corp.	2.8%
Mitsubishi Electric Corp.	2.7%
Keysight Technologies, Inc.	2.6%
FANUC Corp.	2.5%
Siemens AG	2.4%

Sector Allocation (% of Net Assets)

Table Summary
Information Technology	34.1%
Industrials	20.4%
Financials	17.4%
Health Care	12.3%
Communication Services	6.3%
Consumer Discretionary	6.1%
Other (includes short-term investments)	3.4%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial information and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/etfs#documents.

Lazard International Dynamic Equity ETF

NYSE Arca: IDEQ

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the Lazard International Dynamic Equity ETF for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/etfs#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Lazard International Dynamic Equity ETF	$21	0.40%
Footnote	Description
Footnote[1]	Annualized

Portfolio Performance

Table Summary
	Lazard International Dynamic Equity ETF	MSCI ACWI ex USA Index	MSCI EAFE/ACWI ex US Linked Index
6/16	$10,000	$10,000	$10,000
7/16	$10,509	$10,495	$10,507
8/16	$10,446	$10,561	$10,514
9/16	$10,608	$10,691	$10,643
10/16	$10,422	$10,537	$10,426
11/16	$10,225	$10,294	$10,218
12/16	$10,540	$10,557	$10,567
1/17	$10,930	$10,931	$10,874
2/17	$11,036	$11,105	$11,030
3/17	$11,415	$11,387	$11,333
4/17	$11,746	$11,631	$11,622
5/17	$12,054	$12,008	$12,048
6/17	$12,077	$12,045	$12,027
7/17	$12,397	$12,489	$12,374
8/17	$12,456	$12,555	$12,369
9/17	$12,763	$12,788	$12,677
10/17	$13,000	$13,028	$12,869
11/17	$13,047	$13,134	$13,004
12/17	$13,172	$13,428	$13,213
1/18	$13,872	$14,175	$13,876
2/18	$13,124	$13,507	$13,249
3/18	$13,003	$13,269	$13,011
4/18	$13,184	$13,481	$13,308
5/18	$12,882	$13,169	$13,009
6/18	$12,641	$12,922	$12,850
7/18	$12,991	$13,231	$13,166
8/18	$12,642	$12,954	$12,912
9/18	$12,715	$13,013	$13,024
10/18	$11,719	$11,955	$11,987
11/18	$11,610	$12,068	$11,972
12/18	$11,030	$11,522	$11,391
1/19	$11,866	$12,392	$12,139
2/19	$12,069	$12,634	$12,449
3/19	$12,171	$12,709	$12,527
4/19	$12,399	$13,045	$12,880
5/19	$11,676	$12,345	$12,261
6/19	$12,297	$13,088	$12,988
7/19	$11,942	$12,930	$12,824
8/19	$11,625	$12,531	$12,491
9/19	$11,955	$12,853	$12,849
10/19	$12,348	$13,302	$13,311
11/19	$12,488	$13,419	$13,461
12/19	$12,945	$14,000	$13,898
1/20	$12,686	$13,624	$13,608
2/20	$11,688	$12,547	$12,378
3/20	$10,081	$10,730	$10,726
4/20	$10,665	$11,543	$11,419
5/20	$11,105	$11,921	$11,916
6/20	$11,390	$12,460	$12,322
7/20	$11,572	$13,015	$12,609
8/20	$12,078	$13,573	$13,257
9/20	$11,832	$13,239	$12,913
10/20	$11,404	$12,954	$12,397
11/20	$12,921	$14,697	$14,319
12/20	$13,645	$15,491	$14,985
1/21	$13,500	$15,525	$14,825
2/21	$13,923	$15,832	$15,158
3/21	$14,412	$16,032	$15,506
4/21	$14,862	$16,504	$15,973
5/21	$15,470	$17,021	$16,494
6/21	$15,272	$16,910	$16,308
7/21	$15,483	$16,632	$16,431
8/21	$15,710	$16,948	$16,721
9/21	$14,996	$16,405	$16,235
10/21	$15,446	$16,797	$16,635
11/21	$14,758	$16,040	$15,860
12/21	$15,548	$16,703	$16,672
1/22	$15,159	$16,088	$15,867
2/22	$14,575	$15,769	$15,586
3/22	$14,519	$15,795	$15,686
4/22	$13,547	$14,803	$14,672
5/22	$13,991	$14,909	$14,782
6/22	$12,713	$13,626	$13,410
7/22	$13,324	$14,093	$14,078
8/22	$12,554	$13,640	$13,410
9/22	$11,364	$12,277	$12,155
10/22	$12,064	$12,643	$12,809
11/22	$13,660	$14,136	$14,252
12/22	$13,456	$14,030	$14,263
1/23	$14,594	$15,168	$15,418
2/23	$14,291	$14,636	$15,096
3/23	$14,623	$14,994	$15,470
4/23	$14,911	$15,254	$15,907
5/23	$14,320	$14,699	$15,329
6/23	$15,069	$15,359	$16,017
7/23	$15,617	$15,983	$16,668
8/23	$15,016	$15,262	$15,915
9/23	$14,656	$14,780	$15,412
10/23	$14,223	$14,170	$14,776
11/23	$15,434	$15,445	$16,107
12/23	$16,122	$16,221	$16,916
1/24	$16,064	$16,060	$16,748
2/24	$16,760	$16,467	$17,172
3/24	$17,326	$16,981	$17,709
4/24	$16,992	$16,677	$17,391
5/24	$17,935	$17,161	$17,895
6/24	$17,862	$17,144	$17,878
7/24	$18,297	$17,541	$18,292
8/24	$18,671	$18,041	$18,813
9/24	$18,991	$18,527	$19,320
10/24	$18,352	$17,618	$18,372
11/24	$18,395	$17,458	$18,206
12/24	$18,006	$17,119	$17,852
1/25	$18,814	$17,809	$18,571
2/25	$19,394	$18,056	$18,829
3/25	$19,547	$18,015	$18,786
4/25	$20,103	$18,665	$19,464
5/25	$21,116	$19,520	$20,356
6/25	$21,871	$20,183	$21,047
7/25	$21,821	$20,125	$20,987
8/25	$22,507	$20,823	$21,715
9/25	$23,548	$21,573	$22,497
10/25	$23,912	$22,009	$22,952
11/25	$24,300	$22,004	$22,946
12/25	$25,247	$22,663	$23,634
1/26	$27,342	$24,019	$25,047
2/26	$29,113	$25,225	$26,305
3/26	$25,688	$22,503	$23,467
4/26	$28,090	$24,675	$25,732
5/26	$29,354	$25,917	$27,027
6/26	$29,142	$25,765	$26,868

Average Annual Total Returns (%)

Table Summary
Fund	1 Year	5 Years	10 Years
Lazard International Dynamic Equity ETF	33.25%	13.80%	11.29%
MSCI ACWI ex USA Index	27.66%	8.79%	9.93%
MSCI EAFE/ACWI ex US Linked Index	27.66%	10.50%	10.39%

The performance quoted represents past performance. Past performance does not guarantee future results. The performance results do not include adjustments made for financial reporting purposes in accordance with US GAAP, and may differ from financial highlights. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/etfs.

Key Portfolio Statistics

Table Summary
Total Net Assets	$1,517,823,563
# of Portfolio Holdings	251
Portfolio Turnover Rate	46%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$1,979,278

Top 10 Holdings (% of Net Assets)

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	5.1%
Samsung Electronics Co. Ltd.	3.6%
ASML Holding NV	3.4%
SK Hynix, Inc.	2.7%
Vinci SA	2.1%
BNP Paribas SA	2.0%
GSK PLC	1.8%
Roche Holding AG	1.7%
Japan Post Holdings Co. Ltd.	1.7%
Banco Santander SA	1.7%

Sector Allocation (% of Net Assets)

Table Summary
Financials	23.8%
Information Technology	23.5%
Industrials	14.1%
Health Care	7.7%
Consumer Discretionary	6.7%
Materials	6.4%
Consumer Staples	4.7%
Energy	4.5%
Communication Services	4.1%
Utilities	2.6%
Other (includes short-term investments)	1.9%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial information and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/etfs#documents.

Lazard Japanese Equity ETF

NASDAQ: JPY

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the Lazard Japanese Equity ETF for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/etfs#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Lazard Japanese Equity ETF	$32	0.60%
Footnote	Description
Footnote[1]	Annualized

Portfolio Performance

Table Summary
	Lazard Japanese Equity ETF	TOPIX Net Total Return Index
4/25	$10,000	$10,000
4/25	$11,008	$10,965
5/25	$11,488	$11,391
6/25	$11,728	$11,600
7/25	$11,601	$11,487
8/25	$12,470	$12,305
9/25	$12,911	$12,580
10/25	$13,058	$12,807
11/25	$13,086	$12,823
12/25	$13,083	$12,929
1/26	$13,782	$13,708
2/26	$14,944	$14,962
3/26	$13,124	$13,147
4/26	$14,365	$14,223
5/26	$15,314	$14,873
6/26	$15,044	$14,718

Average Annual Total Returns (%)

Table Summary
Fund	1 Year	Since Inception 4/7/25
Lazard Japanese Equity ETF	28.28%	39.27%
TOPIX Net Total Return Index	26.88%	36.82%

The performance quoted represents past performance. Past performance does not guarantee future results. The performance results do not include adjustments made for financial reporting purposes in accordance with US GAAP, and may differ from financial highlights. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/etfs.

Key Portfolio Statistics

Table Summary
Total Net Assets	$78,267,394
# of Portfolio Holdings	63
Portfolio Turnover Rate	2%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$222,410

Top 10 Holdings (% of Net Assets)

Table Summary
Mitsubishi UFJ Financial Group, Inc.	5.2%
Tokyo Electron Ltd.	4.8%
Sumitomo Mitsui Financial Group, Inc.	4.4%
Mizuho Financial Group, Inc.	3.5%
Recruit Holdings Co. Ltd.	3.5%
Hitachi Ltd.	3.0%
Sony Group Corp.	2.9%
SoftBank Group Corp.	2.9%
Tokio Marine Holdings, Inc.	2.7%
TDK Corp.	2.5%

Sector Allocation (% of Net Assets)

Table Summary
Industrials	24.8%
Financials	20.8%
Information Technology	17.0%
Consumer Discretionary	9.4%
Materials	7.4%
Communication Services	5.8%
Consumer Staples	4.4%
Health Care	3.8%
Other (includes short-term investments)	6.6%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial information and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/etfs#documents.

Lazard Listed Infrastructure ETF

NYSE Arca: GLIX

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the Lazard Listed Infrastructure ETF for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/etfs#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Lazard Listed Infrastructure ETF	$50	0.96%
Footnote	Description
Footnote[1]	Annualized

Portfolio Performance

Table Summary
	Lazard Listed Infrastructure ETF	MSCI World Index	MSCI World Core Infrastructure (USD) Index
9/25	$10,000	$10,000	$10,000
10/25	$10,008	$10,093	$9,886
11/25	$10,276	$10,121	$10,190
12/25	$10,070	$10,203	$10,025
1/26	$10,374	$10,431	$10,319
2/26	$11,432	$10,508	$11,251
3/26	$10,853	$9,838	$10,887
4/26	$11,182	$10,782	$11,265
5/26	$11,068	$11,273	$11,020
6/26	$11,285	$11,192	$11,063

Average Annual Total Returns (%)

Table Summary
Fund	Since Inception 10/6/25
Lazard Listed Infrastructure ETF	12.85%
MSCI World Index	11.92%
MSCI World Core Infrastructure (USD) Index	10.63%

The performance quoted represents past performance. Past performance does not guarantee future results. The performance results do not include adjustments made for financial reporting purposes in accordance with US GAAP, and may differ from financial highlights. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/etfs.

Key Portfolio Statistics

Table Summary
Total Net Assets	$29,664,648
# of Portfolio Holdings	28
Portfolio Turnover Rate	4%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$114,899

Top 10 Holdings (% of Net Assets)

Table Summary
Canadian National Railway Co.	8.6%
National Grid PLC	8.1%
Vinci SA	6.4%
CSX Corp.	4.7%
Pinnacle West Capital Corp.	4.7%
Aena SME SA	4.6%
OGE Energy Corp.	4.6%
Transurban Group	4.4%
Norfolk Southern Corp.	4.3%
Portland General Electric Co.	4.2%

Sector Allocation (% of Net Assets)

Table Summary
Utilities	49.5%
Industrials	39.1%
Real Estate	7.1%
Communication Services	2.6%
Other (includes short-term investments)	1.7%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial information and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/etfs#documents.

Lazard Next Gen Technologies ETF

NASDAQ: TEKY

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the Lazard Next Gen Technologies ETF for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/etfs#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Lazard Next Gen Technologies ETF	$28	0.50%
Footnote	Description
Footnote[1]	Annualized

Portfolio Performance

Table Summary
	Lazard Next Gen Technologies ETF	MSCI World Index
4/25	$10,000	$10,000
4/25	$11,500	$11,004
5/25	$12,648	$11,655
6/25	$13,716	$12,158
7/25	$14,060	$12,314
8/25	$14,180	$12,636
9/25	$15,205	$13,042
10/25	$16,457	$13,303
11/25	$15,168	$13,340
12/25	$14,992	$13,448
1/26	$14,916	$13,749
2/26	$14,392	$13,850
3/26	$13,373	$12,968
4/26	$16,184	$14,212
5/26	$18,483	$14,859
6/26	$18,872	$14,752

Average Annual Total Returns (%)

Table Summary
Fund	1 Year	Since Inception 4/7/25
Lazard Next Gen Technologies ETF	37.59%	67.38%
MSCI World Index	21.34%	37.07%

The performance quoted represents past performance. Past performance does not guarantee future results. The performance results do not include adjustments made for financial reporting purposes in accordance with US GAAP, and may differ from financial highlights. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/etfs.

Key Portfolio Statistics

Table Summary
Total Net Assets	$61,151,606
# of Portfolio Holdings	49
Portfolio Turnover Rate	31%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$125,811

Top 10 Holdings (% of Net Assets)

Table Summary
SK Hynix, Inc.	5.7%
Alphabet, Inc., Class A	5.2%
NVIDIA Corp.	4.9%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	4.0%
Amazon.com, Inc.	3.7%
Advanced Micro Devices, Inc.	3.6%
Broadcom, Inc.	3.3%
Applied Materials, Inc.	3.1%
Datadog, Inc., Class A	3.1%
Palo Alto Networks, Inc.	2.6%

Sector Allocation (% of Net Assets)

Table Summary
Information Technology	76.4%
Industrials	10.5%
Consumer Discretionary	5.5%
Communication Services	5.2%
Other (includes short-term investments)	2.4%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial information and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/etfs#documents.

Lazard US Systematic Small Cap Equity ETF

NASDAQ: SYZ

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the Lazard US Systematic Small Cap Equity ETF for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/etfs#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Lazard US Systematic Small Cap Equity ETF	$34	0.61%
Footnote	Description
Footnote[1]	Annualized

Portfolio Performance

Table Summary
	Lazard US Systematic Small Cap Equity ETF	Russell 3000 Index	Russell 2000 Index
10/21	$10,000	$10,000	$10,000
11/21	$9,800	$9,848	$9,583
12/21	$10,283	$10,236	$9,797
1/22	$9,371	$9,633	$8,854
2/22	$9,421	$9,391	$8,949
3/22	$9,471	$9,695	$9,060
4/22	$8,719	$8,825	$8,162
5/22	$8,860	$8,813	$8,174
6/22	$8,158	$8,076	$7,502
7/22	$9,090	$8,834	$8,285
8/22	$8,763	$8,504	$8,116
9/22	$7,951	$7,716	$7,338
10/22	$8,753	$8,348	$8,146
11/22	$9,114	$8,784	$8,336
12/22	$8,603	$8,270	$7,795
1/23	$9,371	$8,839	$8,555
2/23	$9,240	$8,633	$8,410
3/23	$9,017	$8,863	$8,009
4/23	$8,765	$8,958	$7,865
5/23	$8,846	$8,993	$7,792
6/23	$9,613	$9,607	$8,425
7/23	$10,078	$9,951	$8,941
8/23	$9,704	$9,759	$8,493
9/23	$9,219	$9,294	$7,993
10/23	$8,624	$9,048	$7,448
11/23	$9,351	$9,892	$8,122
12/23	$10,307	$10,416	$9,115
1/24	$10,104	$10,532	$8,760
2/24	$10,631	$11,102	$9,256
3/24	$10,935	$11,460	$9,587
4/24	$10,266	$10,956	$8,912
5/24	$10,732	$11,473	$9,359
6/24	$10,611	$11,828	$9,273
7/24	$11,411	$12,048	$10,215
8/24	$11,381	$12,311	$10,062
9/24	$11,492	$12,565	$10,133
10/24	$11,259	$12,473	$9,986
11/24	$12,293	$13,303	$11,082
12/24	$11,639	$12,896	$10,166
1/25	$11,994	$13,303	$10,433
2/25	$11,357	$13,048	$9,875
3/25	$10,678	$12,287	$9,203
4/25	$10,428	$12,205	$8,990
5/25	$10,939	$12,978	$9,470
6/25	$11,367	$13,638	$9,985
7/25	$11,252	$13,938	$10,158
8/25	$12,102	$14,260	$10,884
9/25	$12,189	$14,753	$11,223
10/25	$11,907	$15,069	$11,426
11/25	$12,131	$15,110	$11,535
12/25	$12,311	$15,107	$11,468
1/26	$12,969	$15,341	$12,082
2/26	$13,281	$15,269	$12,179
3/26	$12,741	$14,509	$11,570
4/26	$14,088	$15,990	$12,983
5/26	$14,391	$16,800	$13,550
6/26	$15,104	$16,748	$14,057

Average Annual Total Returns (%)

Table Summary
Fund	1 year	Since Inception 10/29/21
Lazard US Systematic Small Cap Equity ETF	32.87%	9.24%
Russell 3000 Index	22.81%	11.68%
Russell 2000 Index	40.78%	7.57%

The performance quoted represents past performance. Past performance does not guarantee future results. The performance results do not include adjustments made for financial reporting purposes in accordance with US GAAP, and may differ from financial highlights. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/etfs.

Key Portfolio Statistics

Table Summary
Total Net Assets	$68,423,283
# of Portfolio Holdings	417
Portfolio Turnover Rate	34%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$181,434

Top 10 Holdings (% of Net Assets)

Table Summary
Onto Innovation, Inc.	0.9%
Mueller Industries, Inc.	0.9%
Adeia, Inc.	0.9%
OPENLANE, Inc.	0.8%
Clover Health Investments Corp.	0.8%
Garrett Motion, Inc.	0.8%
MYR Group, Inc.	0.8%
Timken Co.	0.8%
Interface, Inc.	0.8%
ESCO Technologies, Inc.	0.8%

Sector Allocation (% of Net Assets)

Table Summary
Information Technology	26.4%
Industrials	20.7%
Health Care	10.7%
Financials	10.6%
Consumer Discretionary	9.6%
Materials	6.5%
Real Estate	5.0%
Energy	4.5%
Communication Services	2.9%
Other (includes short-term investments)	3.1%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial information and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/etfs#documents.

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

The Registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Form.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Lazard Active ETF Trust

Semi-Annual Financial
Statements

June 30, 2026

Equity

Lazard Emerging Markets Opportunities ETF

Lazard Equity Megatrends ETF

Lazard International Dynamic Equity ETF

Lazard Japanese Equity ETF

Lazard Listed Infrastructure ETF

Lazard Next Gen Technologies ETF

Lazard US Systematic Small Cap Equity ETF

Lazard Active ETF Trust Table of Contents

2	Portfolios of Investments (N-CSR Item 7)
2	Lazard Emerging Markets Opportunities ETF
6	Lazard Equity Megatrends ETF
10	Lazard International Dynamic Equity ETF
21	Lazard Japanese Equity ETF
26	Lazard Listed Infrastructure ETF
29	Lazard Next Gen Technologies ETF
32	Lazard US Systematic Small Cap Equity ETF
49	Abbreviations (N-CSR Item 7)
50	Statements of Assets and Liabilities (N-CSR Item 7)
52	Statements of Operations (N-CSR Item 7)
54	Statements of Changes in Net Assets (N-CSR Item 7)
62	Financial Highlights (N-CSR Item 7)
69	Notes to Financial Statements (N-CSR Item 7)
99	Other Information (N-CSR Item 7)
100	Additional Information (N-CSR Items 8-11)

Please consider a Portfolio’s investment objective, risks, charges and expenses carefully before investing. For more complete information about Lazard Active ETF Trust (the “Trust”), you may obtain a prospectus or the Portfolio’s summary prospectus by calling 800-823-6300, or online, at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/ how-to-invest/etfs. Read the Portfolio’s summary prospectus or prospectus carefully before you invest. The summary prospectus and prospectus contain the investment objective, risks, charges, expenses and other information about the Portfolio, which are not detailed in this report.

Distributed by Foreside Fund Services, LLC.

Semi-Annual Financial Statements  1

Lazard Active ETF Trust Portfolios of Investments
June 30, 2026 (unaudited)

Description	Shares	Value

Lazard Emerging Markets Opportunities ETF

Common Stocks | 99.6%

Argentina | 0.6%
Grupo Financiero Galicia SA ADR	21,930	$1,097,158

Australia | 0.6%
Anglogold Ashanti PLC	14,074	1,138,446

Brazil | 4.8%
Banco BTG Pactual SA	163,331	1,706,851
Itau Unibanco Holding SA ADR	257,296	2,102,108
MercadoLibre, Inc. (*)	1,044	1,772,075
NU Holdings Ltd., Class A (*)	75,808	1,012,795
PRIO SA (*)	100,614	1,013,731
TOTVS SA	182,510	1,011,995
		8,619,555

China | 17.0%
Alebund Pharmaceuticals Jiangsu Ltd.	312,700	1,831,050
Alibaba Group Holding Ltd.	287,000	3,398,085
Atour Lifestyle Holdings Ltd. ADR	31,994	1,017,409
BYD Co. Ltd., Class H	170,800	1,577,962
China Merchants Bank Co. Ltd., Class H	681,500	3,903,696
Contemporary Amperex Technology Co. Ltd., Class A	62,000	3,591,037
Full Truck Alliance Co. Ltd. ADR	139,609	1,133,625
Innovent Biologics, Inc. (#), (*)	107,500	1,091,169
Lenovo Group Ltd.	1,206,000	3,540,161
Shenzhen Inovance Technology Co. Ltd., Class A	142,999	1,397,873
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	31,500	630,566
Tencent Holdings Ltd.	97,692	5,354,215
Trip.com Group Ltd. (*)	23,800	945,681
Weichai Power Co. Ltd., Class H	315,000	1,369,731
		30,782,260

Greece | 2.5%
GEK Terna SA	34,147	1,717,772
Jumbo SA	28,023	718,948
National Bank of Greece SA	119,736	2,065,049
		4,501,769

The accompanying notes are an integral part of these financial statements.

2  Semi-Annual Financial Statements

Description	Shares	Value

Lazard Emerging Markets Opportunities ETF (continued)

Hong Kong | 0.8%
Techtronic Industries Co. Ltd.	90,000	$1,486,219

India | 10.8%
Amber Enterprises India Ltd. (*)	11,418	908,289
Bharti Airtel Ltd.	114,785	2,245,770
HDFC Bank Ltd. ADR	89,282	2,306,154
Hindalco Industries Ltd. GDR (#)	179,112	1,809,031
ICICI Bank Ltd. ADR	79,516	2,308,349
InterGlobe Aviation Ltd. (#)	24,970	1,416,128
ITC Ltd.	224,143	679,471
Larsen & Toubro Ltd. GDR	30,475	1,325,663
Lodha Developers Ltd. (#)	135,402	1,366,411
Polycab India Ltd.	14,723	1,549,311
Reliance Industries Ltd. GDR (#)	36,636	2,029,634
Supreme Industries Ltd.	77	2,569
Thermax Ltd.	28,511	1,554,030
		19,500,810

Indonesia | 0.5%
Bank Central Asia Tbk. PT	2,727,600	846,654

Mexico | 2.7%
Arca Continental SAB de CV	117,645	1,411,033
Corp. Inmobiliaria Vesta SAB de CV ADR	47,197	1,619,329
Grupo Financiero Banorte SAB de CV, Class O	168,067	1,775,242
		4,805,604

Peru | 0.9%
Credicorp Ltd.	4,246	1,654,157

Philippines | 1.2%
BDO Unibank, Inc.	377,871	729,635
International Container Terminal Services, Inc.	94,830	1,375,244
		2,104,879

Portugal | 0.5%
Jeronimo Martins SGPS SA	48,196	923,518

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements  3

Description	Shares	Value

Lazard Emerging Markets Opportunities ETF (continued)

Qatar | 0.4%
Ooredoo QPSC	204,374	$743,739

Russia | 0.0%
Sberbank of Russia PJSC (¢)	213,889	0

Saudi Arabia | 2.7%
Co. for Cooperative Insurance	31,528	1,234,368
Saudi Arabian Oil Co. (#)	296,494	2,061,222
Saudi National Bank	153,720	1,581,714
		4,877,304

South Africa | 5.1%
Anglo American PLC	75,626	3,710,847
Bidvest Group Ltd.	70,599	1,031,504
Capitec Bank Holdings Ltd.	6,430	1,863,535
Sasol Ltd. (*)	94,429	931,384
Shoprite Holdings Ltd.	98,114	1,765,932
		9,303,202

South Korea | 21.2%
Hyundai Mobis Co. Ltd.	3,807	1,228,619
Kia Corp.	17,353	1,545,675
Samsung Electronics Co. Ltd. GDR	3,878	20,902,420
Shinhan Financial Group Co. Ltd. ADR	41,275	2,610,644
SK hynix, Inc. GDR (#)	6,798	11,998,470
		38,285,828

Taiwan | 24.7%
Accton Technology Corp.	23,000	1,801,359
ASE Technology Holding Co. Ltd.	156,000	3,329,933
Hon Hai Precision Industry Co. Ltd. GDR	123,851	1,994,001
MediaTek, Inc.	41,000	5,463,406
Nien Made Enterprise Co. Ltd.	89,000	966,647
Taiwan Semiconductor Manufacturing Co. Ltd.	212,000	16,038,171
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	31,534	15,059,693
		44,653,210

The accompanying notes are an integral part of these financial statements.

4  Semi-Annual Financial Statements

Description	Shares	Value

Lazard Emerging Markets Opportunities ETF (concluded)

Turkey | 0.4%
Akbank TAS	435,326	$718,460

United Arab Emirates | 2.2%
Adnoc Gas PLC	1,753,850	1,642,705
Alec Holdings PJSC	2,240,937	903,025
Emaar Properties PJSC	429,806	1,394,946
		3,940,676

Total Common Stocks (Cost $111,119,844)		179,983,448

Short-Term Investments | 0.4%
Lazard Government Money Market Portfolio, 3.47% (7 Day Yield) (a) (Cost $809,454)	809,454	809,454

Total Investments | 100.0% (Cost $111,929,298)		$180,792,902

Cash and Other Assets in Excess of Liabilities | 0.0%		67,469

Net Assets | 100.0%		$180,860,371

Notes to Portfolio of Investments:

(*)	Non-income producing security.
(#)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2026, these securities amounted to 12.0% of net assets of the Portfolio.
(¢)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(a)	Affiliated investment.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements  5

Description	Shares	Value

Lazard Equity Megatrends ETF

Common Stocks | 98.3%

Brazil | 1.8%
MercadoLibre, Inc. (*)	344	$583,902
NU Holdings Ltd., Class A (*)	29,131	389,190
		973,092

France | 2.0%
EssilorLuxottica SA	3,476	651,953
LVMH Moet Hennessy Louis Vuitton SE	822	454,954
		1,106,907

Germany | 2.4%
Siemens AG	3,981	1,279,648

Hong Kong | 1.1%
AIA Group Ltd.	63,800	581,291

India | 2.5%
ICICI Bank Ltd. ADR	16,298	473,131
Reliance Industries Ltd. GDR (#)	15,404	853,381
		1,326,512

Italy | 1.5%
UniCredit SpA	9,190	822,272

Japan | 10.3%
FANUC Corp.	29,600	1,339,535
Japan Exchange Group, Inc.	57,800	727,279
Japan Post Bank Co. Ltd.	39,800	750,084
Keyence Corp.	1,800	897,757
Mitsubishi Electric Corp.	40,700	1,471,486
Sony Group Corp. ADR	19,458	390,328
		5,576,469

Netherlands | 0.7%
Argenx SE ADR (*)	417	386,880

The accompanying notes are an integral part of these financial statements.

6  Semi-Annual Financial Statements

Description	Shares	Value

Lazard Equity Megatrends ETF (continued)

Singapore | 1.1%
DBS Group Holdings Ltd.	11,400	$576,412

South Korea | 1.4%
KB Financial Group, Inc. ADR	7,379	774,500

Sweden | 4.8%
Atlas Copco AB, A Shares	46,229	936,937
Epiroc AB, Class A	34,587	950,252
Hexagon AB, B Shares	88,577	733,280
		2,620,469

Switzerland | 0.8%
TE Connectivity PLC	2,122	427,816

Taiwan | 6.1%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	6,879	3,285,204

United Kingdom | 4.4%
AstraZeneca PLC	1,942	363,430
RELX PLC	24,401	766,258
Rolls-Royce Holdings PLC	33,905	650,075
Weir Group PLC	19,621	626,049
		2,405,812

United States | 57.4%
Advanced Micro Devices, Inc. (*)	1,760	1,022,402
Alphabet, Inc., Class A	5,356	1,914,074
Amazon.com, Inc. (*)	7,934	1,890,989
Amphenol Corp., Class A	5,915	1,042,933
Apple, Inc.	3,563	1,030,990
Applied Materials, Inc.	4,145	2,996,835
Bank of America Corp.	14,200	809,116
Boston Scientific Corp. (*)	5,654	241,313
Broadcom, Inc.	3,186	1,203,511
Chubb Ltd.	1,688	575,169
Danaher Corp.	5,346	1,018,306
Dolby Laboratories, Inc., Class A	11,591	609,455

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements  7

Description	Shares	Value

Lazard Equity Megatrends ETF (continued)

Eli Lilly & Co.	790	$947,550
Equifax, Inc.	3,781	600,120
Experian PLC	19,375	653,944
GE Vernova, Inc.	605	710,790
Intercontinental Exchange, Inc.	6,007	739,522
IQVIA Holdings, Inc. (*)	2,293	443,053
Keysight Technologies, Inc. (*)	4,005	1,402,030
Labcorp Holdings, Inc.	1,781	498,680
Mastercard, Inc., Class A	1,363	700,037
Medtronic PLC	5,229	409,065
Meta Platforms, Inc., Class A	1,296	730,024
Microsoft Corp.	4,014	1,497,302
Moody’s Corp.	1,632	739,165
NVIDIA Corp.	7,473	1,495,273
QUALCOMM, Inc.	4,378	809,011
Schneider Electric SE	3,285	1,071,888
Stryker Corp.	2,207	694,852
Take-Two Interactive Software, Inc. (*)	3,088	771,938
Thermo Fisher Scientific, Inc.	2,044	1,024,780
Visa, Inc., A Shares	2,166	743,133
		31,037,250

Total Common Stocks (Cost $43,933,691)		53,180,534

Short-Term Investments | 3.5%
Lazard Government Money Market Portfolio, 3.47% (7 Day Yield) (a) (Cost $1,875,586)	1,875,586	1,875,586

Total Investments | 101.8% (Cost $45,809,277)		$55,056,120

Liabilities in Excess of Cash and Other Assets | (1.8)%		(967,265)

Net Assets | 100.0%		$54,088,855

The accompanying notes are an integral part of these financial statements.

8  Semi-Annual Financial Statements

Lazard Equity Megatrends ETF (concluded)

Notes to Portfolio of Investments:

(*)	Non-income producing security.
(#)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2026, these securities amounted to 1.6% of net assets of the Portfolio.
(a)	Affiliated investment.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements  9

Description	Shares	Value

Lazard International Dynamic Equity ETF

Common Stocks | 97.5%

Australia | 3.6%
Anglogold Ashanti PLC	52,214	$4,223,590
Aristocrat Leisure Ltd.	50,417	2,140,094
Beach Energy Ltd.	3,522,942	2,086,794
BHP Group Ltd.	165,143	6,796,018
Brambles Ltd.	118,484	1,599,030
Bravura Solutions Ltd.	1,059,701	1,483,005
Fortescue Ltd.	149,264	1,980,303
Kingsgate Consolidated Ltd.	814,732	2,794,009
Macmahon Holdings Ltd.	3,730,275	2,468,039
Perseus Mining Ltd.	401,391	1,334,802
Qantas Airways Ltd.	955,573	7,030,663
QBE Insurance Group Ltd.	116,780	2,038,002
REA Group Ltd.	30,680	2,958,498
Regis Healthcare Ltd.	680,850	3,061,287
Regis Resources Ltd.	705,392	2,946,834
SRG Global Ltd.	1,291,590	3,561,358
Ventia Services Group Pty. Ltd.	807,151	3,461,412
Virgin Australia Holdings Ltd. (*)	865,324	1,840,454
West African Resources Ltd. (*)	798,368	1,482,333
		55,286,525

Belgium | 0.3%
Proximus SADP	244,159	1,633,010
UCB SA	11,499	3,444,464
		5,077,474

Canada | 7.7%
Agnico Eagle Mines Ltd.	22,991	3,570,958
Aritzia, Inc. (*)	69,114	7,618,494
Badger Infrastructure Solutions Ltd.	23,798	1,560,310
Bank of Montreal	29,151	5,150,506
Barrick Mining Corp.	552,497	20,308,524
Celestica, Inc. (*)	12,843	4,682,230
Fairfax Financial Holdings Ltd.	937	1,540,636
Groupe Dynamite, Inc.	54,794	2,067,785

The accompanying notes are an integral part of these financial statements.

10  Semi-Annual Financial Statements

Description	Shares	Value

Lazard International Dynamic Equity ETF (continued)

Hydro One Ltd. (#)	152,004	$6,267,654
Kinross Gold Corp.	288,034	6,817,397
Loblaw Cos. Ltd.	381,120	17,283,708
Magna International, Inc.	35,751	2,350,053
Manulife Financial Corp.	76,726	3,110,682
Royal Bank of Canada	32,274	6,680,690
Shopify, Inc., Class A (*)	27,408	3,134,606
Sun Life Financial, Inc.	627	49,210
Suncor Energy, Inc.	284,744	15,313,457
Toronto-Dominion Bank	81,887	9,952,842
		117,459,742

Chile | 0.1%
Latam Airlines Group SA	66,524,566	1,934,208

China | 7.1%
Alibaba Group Holding Ltd. ADR	22,673	2,176,155
Alibaba Group Holding Ltd.	432,300	5,118,439
Atour Lifestyle Holdings Ltd. ADR	98,835	3,142,953
Bilibili, Inc., Class Z (*)	158,600	2,663,541
BOC Hong Kong Holdings Ltd.	2,542,000	13,737,474
China Everbright Bank Co. Ltd., Class H	6,807,000	2,543,278
China Hongqiao Group Ltd.	8,000	20,464
China Reinsurance Group Corp., Class H	16,275,000	2,303,639
China Yuchai International Ltd.	62,970	2,985,408
Contemporary Amperex Technology Co. Ltd., Class H	89,000	7,967,049
Eoptolink Technology, Inc. Ltd., Class A	24,360	2,179,167
H World Group Ltd. ADR	140,478	5,860,742
Harbin Electric Co. Ltd., Class H	1,104,000	2,156,742
Huaxia Bank Co. Ltd., Class A	5,669,679	5,339,295
JD.com, Inc. ADR	60,137	1,532,291
Kuaishou Technology (#)	350,000	1,856,657
Midea Group Co. Ltd., Class H	175,100	1,844,321
NetEase, Inc.	100,300	2,588,701
Newborn Town, Inc. (*)	1,448,000	1,394,074
PDD Holdings, Inc. ADR (*)	273	20,824
PetroChina Co. Ltd., Class H	1,748,000	1,890,200
Shandong Hongqiao Aluminum Industry Holding Co. Ltd., Class A	1,111,445	2,419,318
Sino Biopharmaceutical Ltd.	4,038,000	2,270,781

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements  11

Description	Shares	Value

Lazard International Dynamic Equity ETF (continued)

Sungrow Power Supply Co. Ltd., Class A	88,200	$2,067,021
Tencent Holdings Ltd.	258,400	14,162,154
Yunnan Aluminium Co. Ltd., Class A	695,596	2,269,652
Yutong Bus Co. Ltd., Class A	723,100	2,857,062
Zhejiang Century Huatong Group Co. Ltd., Class A	1,433,950	2,979,735
Zhongji Innolight Co. Ltd., Class A	18,358	3,436,004
Zijin Mining Group Co. Ltd., Class H	1,868,000	6,526,763
		108,309,904

Denmark | 0.7%
Novo Nordisk AS, Class B	36,965	1,778,707
Vestas Wind Systems AS	282,631	7,980,068
		9,758,775

Egypt | 0.1%
Commercial International Bank - Egypt (CIB) GDR	728,625	1,857,994

France | 7.2%
Airbus SE	25,940	5,769,513
AXA SA	101,116	5,069,320
BNP Paribas SA	260,923	30,469,719
Gaztransport Et Technigaz SA	7,044	1,497,128
Ipsen SA	77,350	14,927,703
Societe Generale SA	126,699	11,207,430
Thales SA	6,064	1,558,532
TotalEnergies SE	88,220	6,861,637
Vinci SA	215,390	31,471,441
		108,832,423

Germany | 3.1%
Commerzbank AG	110,900	4,720,465
Deutsche Bank AG	400,031	13,549,156
Deutsche Rohstoff AG	40,340	3,680,434
flatexDEGIRO SE	50,358	2,159,037
IONOS Group SE (*)	1,543	48,054
Mercedes-Benz Group AG	86,405	4,338,718
Nordex SE (*)	111,663	5,898,092
Scout24 SE (#)	20,788	1,719,537
Siemens Energy AG	38,584	7,313,950
TUI AG	440,040	3,642,428
		47,069,871

The accompanying notes are an integral part of these financial statements.

12  Semi-Annual Financial Statements

Description	Shares	Value

Lazard International Dynamic Equity ETF (continued)

Hong Kong | 1.2%
Cathay Pacific Airways Ltd.	1,069,000	$1,769,387
Prudential PLC	873,376	11,626,652
WH Group Ltd. (#)	2,233,000	2,360,552
Zijin Gold International Co. Ltd.	191,000	2,155,495
		17,912,086

India | 3.2%
Bank of India	1,964,543	2,913,855
Canara Bank	1,853,344	2,457,583
Force Motors Ltd.	15,443	3,031,214
Indian Bank	26,441	228,115
Indus Towers Ltd. (*)	1,046,245	4,329,385
Life Insurance Corp. of India	664,376	3,029,597
PTC India Ltd.	1,648,929	3,152,621
Reliance Industries Ltd. GDR (#)	33,240	1,841,496
ReNew Energy Global PLC, Class A (*)	5,877	36,731
South Indian Bank Ltd.	11,920,387	5,746,191
State Bank of India GDR	75,933	8,231,137
Union Bank of India Ltd.	3,426,444	6,241,597
Vedanta Aluminium Metal Ltd. (*)	622,345	2,948,453
Vedanta Ltd.	1,258,189	3,731,684
		47,919,659

Indonesia | 0.9%
First Resources Ltd.	2,299,600	5,529,209
Golden Agri-Resources Ltd.	16,657,000	3,477,050
Japfa Comfeed Indonesia Tbk. PT	370,700	40,325
Perusahaan Gas Negara Persero Tbk. PT	26,769,000	2,043,607
Telkom Indonesia Persero Tbk. PT	21,007,900	2,761,105
		13,851,296

Ireland | 0.1%
AIB Group PLC	174,417	2,048,948

Italy | 2.4%
Ferrari NV	14,979	5,554,653
Intesa Sanpaolo SpA	267,148	1,829,528
Leonardo SpA	170,003	9,120,552

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements  13

Description	Shares	Value

Lazard International Dynamic Equity ETF (continued)

Technogym SpA (#)	77,631	$1,349,084
Telecom Italia SpA (*)	496,660	4,518,802
UniCredit SpA	147,430	13,191,250
		35,563,869

Japan | 13.6%
& ST HD Co. Ltd.	143,600	3,061,523
Advantest Corp.	54,000	10,745,178
Aisin Corp.	292,000	3,928,368
Bandai Namco Holdings, Inc.	368,700	8,584,284
Bridgestone Corp.	81,100	1,701,590
Canon, Inc.	414,100	10,566,206
Daiwa House Industry Co. Ltd.	101,300	2,753,066
Daiwa Securities Group, Inc.	250,500	2,459,146
Fast Retailing Co. Ltd.	21,100	10,750,906
Hitachi Ltd.	143,300	3,942,128
Honda Motor Co. Ltd.	602,500	5,486,540
Japan Airlines Co. Ltd.	552,300	9,685,002
Japan Post Holdings Co. Ltd.	1,919,300	25,614,285
Japan Tobacco, Inc.	343,200	12,695,391
KDX Realty Investment Corp. REIT	1,878	1,789,892
Kioxia Holdings Corp. (*)	10,400	5,738,637
Kyocera Corp.	69,400	1,520,587
Kyushu Electric Power Co., Inc.	353,600	3,573,530
Leopalace21 Corp.	718,800	2,883,603
LY Corp.	1,147,600	3,063,091
Mitsubishi Electric Corp.	434,975	15,726,277
Mitsui Fudosan Co. Ltd.	261,400	2,410,944
Mizuho Financial Group, Inc.	30,400	1,448,314
Nishi-Nippon Financial Holdings, Inc.	73,000	1,858,182
NTT, Inc.	9,478,600	8,456,527
Seven & i Holdings Co. Ltd.	203,800	2,454,002
Shimamura Co. Ltd.	84,300	1,732,423
SoftBank Corp.	1,744,200	2,233,306
Sony Group Corp.	431,200	8,702,267
Sumitomo Chemical Co. Ltd.	1,098,800	3,471,674
Sumitomo Electric Industries Ltd.	89,400	1,610,053
Sumitomo Mitsui Financial Group, Inc.	242,000	9,449,205
T&D Holdings, Inc.	174,300	5,155,269
Tokyo Electron Ltd.	17,100	8,117,305

The accompanying notes are an integral part of these financial statements.

14  Semi-Annual Financial Statements

Description	Shares	Value

Lazard International Dynamic Equity ETF (continued)

Workman Co. Ltd.	30,000	$1,258,883
World Co. Ltd.	239,500	2,353,370
		206,980,954

Malaysia | 0.5%
99 Speed Mart Retail Holdings Bhd.	2,369,000	2,050,906
Press Metal Aluminium Holdings Bhd.	2,331,300	4,391,020
Sunway Construction Group Bhd.	838,000	1,526,999
		7,968,925

Mexico | 0.3%
Gentera SAB de CV	1,360,881	2,951,707
Industrias Penoles SAB de CV	33,953	1,485,062
		4,436,769

Netherlands | 5.1%
ASM International NV	12,489	14,285,814
ASML Holding NV	26,534	52,220,949
Koninklijke Ahold Delhaize NV	274,170	11,040,012
		77,546,775

Norway | 0.5%
Aker BP ASA	73,132	2,240,778
DNO ASA	1,531,114	2,528,261
Kongsberg Maritime AS (*)	3,749	19,413
Var Energi ASA	653,402	2,719,784
		7,508,236

Peru | 0.1%
Intercorp Financial Services, Inc.	37,613	2,142,436

Philippines | 0.7%
International Container Terminal Services, Inc.	725,890	10,527,002

Poland | 0.3%
PGE Polska Grupa Energetyczna SA (*)	841,785	2,114,064
Tauron Polska Energia SA	730,780	1,771,128
		3,885,192

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements  15

Description	Shares	Value

Lazard International Dynamic Equity ETF (continued)

Portugal | 0.2%
Banco Comercial Portugues SA, Class R	2,085,590	$2,467,911

Saudi Arabia | 0.8%
Al Babtain Power & Telecommunication Co.	78,605	1,353,599
Electrical Industries Co.	624,610	2,398,894
Saudi Energy Co.	1,883,484	8,923,138
		12,675,631

Singapore | 0.6%
Hong Leong Asia Ltd.	719,100	1,534,436
Oversea-Chinese Banking Corp. Ltd.	170,700	3,271,602
Singapore Technologies Engineering Ltd.	335,000	2,690,981
United Overseas Bank Ltd.	71,600	2,200,948
		9,697,967

South Africa | 0.6%
Gold Fields Ltd. ADR	144,672	4,859,532
Harmony Gold Mining Co. Ltd. ADR	230,237	3,501,905
Old Mutual Ltd.	55,137	45,146
		8,406,583

South Korea | 8.3%
Hana Financial Group, Inc.	34,862	2,578,704
HD Hyundai Co. Ltd.	33,165	4,270,585
HD Hyundai Electric Co. Ltd.	2,691	1,688,280
HD Hyundai Heavy Industries Co. Ltd.	7,653	2,924,273
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	14,933	3,373,491
Hyosung Heavy Industries Corp.	855	1,897,302
Hyundai Rotem Co. Ltd.	26,005	2,903,805
KB Financial Group, Inc.	21,079	2,163,274
Korea Electric Power Corp.	349,075	8,336,523
Samsung Electronics Co. Ltd.	250,689	54,043,843
SK Hynix, Inc.	24,176	41,351,836
		125,531,916

The accompanying notes are an integral part of these financial statements.

16  Semi-Annual Financial Statements

Description	Shares	Value

Lazard International Dynamic Equity ETF (continued)

Spain | 2.3%
Banco Bilbao Vizcaya Argentaria SA	356,104	$8,904,015
Banco Santander SA	1,845,022	25,490,156
		34,394,171

Sweden | 1.0%
Betsson AB, Class B	400	3,501
Boliden AB	70,878	4,004,493
Plejd AB (*)	15,549	1,725,498
Saab AB, Class B	43,525	2,261,214
Telefonaktiebolaget LM Ericsson ADR	660,452	7,364,040
		15,358,746

Switzerland | 1.6%
ABB Ltd.	130,019	14,116,487
Galderma Group AG	10,233	2,332,919
Logitech International SA	29,640	2,783,033
UBS Group AG	95,068	4,721,284
		23,953,723

Taiwan | 8.9%
Accton Technology Corp.	88,000	6,892,157
Arcadyan Technology Corp.	249,000	1,500,730
ASE Technology Holding Co. Ltd.	187,000	3,991,650
Asia Vital Components Co. Ltd.	48,000	3,804,561
ASPEED Technology, Inc.	3,000	1,553,372
CTBC Financial Holding Co. Ltd.	922,000	2,054,902
Delta Electronics, Inc.	171,000	10,467,252
Elite Material Co. Ltd.	11,000	1,861,159
Far EasTone Telecommunications Co. Ltd.	635,000	2,092,979
MediaTek, Inc.	114,000	15,190,934
MPI Corp.	10,000	1,911,698
Taiwan Semiconductor Manufacturing Co. Ltd.	1,020,000	77,164,786
United Microelectronics Corp.	1,199,000	6,191,374
		134,677,554

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements  17

Description	Shares	Value

Lazard International Dynamic Equity ETF (continued)

Thailand | 0.5%
Advanced Info Service PCL	261,900	$2,948,499
Delta Electronics Thailand PCL NVDR	189,600	1,854,879
Osotspa PCL (‡)	6,081,200	3,185,168
		7,988,546

Turkey | 0.1%
Ral Yatirim Holding AS (*)	509,505	2,092,383

United Arab Emirates | 0.4%
Aldar Properties PJSC	1,344,300	3,030,646
Dubai Electricity & Water Authority PJSC	3,630,697	2,748,169
		5,778,815

United Kingdom | 10.3%
AstraZeneca PLC	94,967	18,007,642
Balfour Beatty PLC	158,655	1,826,736
Barclays PLC	1,199,691	8,066,536
GSK PLC	1,038,357	27,301,320
Harbour Energy PLC	1,687,280	4,814,798
HSBC Holdings PLC	336,117	6,382,957
Imperial Brands PLC	291,310	10,783,417
International Consolidated Airlines Group SA, Class DI	263,295	1,668,282
Legal & General Group PLC	5,367,274	20,373,811
Lloyds Banking Group PLC	4,983,366	7,348,341
NatWest Group PLC	2,513,162	22,248,401
Rolls-Royce Holdings PLC	786,447	15,078,896
Saga PLC (*)	13	111
Standard Chartered PLC	461,595	12,504,219
Vodafone Group PLC	15,655	20,695
		156,426,162

United States | 3.1%
BeOne Medicines Ltd., Class H (*)	77,200	1,677,480
BRP, Inc.	27,228	1,662,563
Novartis AG	66,151	10,380,454
Roche Holding AG	64,093	26,442,882

The accompanying notes are an integral part of these financial statements.

18  Semi-Annual Financial Statements

Description	Shares	Value

Lazard International Dynamic Equity ETF (continued)

Sanofi SA	60,229	$5,169,995
Shell PLC	38,764	1,509,014
		46,842,388

Total Common Stocks (Cost $1,327,488,827)		1,480,171,559

Preferred Stocks | 1.3%

Brazil | 1.1%
Petroleo Brasileiro SA - Petrobras	2,397,517	17,509,084

Germany | 0.2%
Volkswagen AG	32,908	2,637,423

Total Preferred Stocks (Cost $20,971,692)		20,146,507

Warrants | 0.0%

Canada | 0.0%
Constellation Software, Inc., Expires 03/31/40 (*), (¢) (Cost $0)	26	0

Short-Term Investments | 1.3%
Lazard Government Money Market Portfolio, 3.47% (7 Day Yield) (a) (Cost $19,232,875)	19,232,875	19,232,875

Total Investments | 100.1% (Cost $1,367,693,394)		$1,519,550,941

Liabilities in Excess of Cash and Other Assets | (0.1)%		(1,727,378)

Net Assets | 100.0%		$1,517,823,563

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements  19

Lazard International Dynamic Equity ETF (concluded)

Notes to Portfolio of Investments:

(*)	Non-income producing security.
(#)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2026, these securities amounted to 1.0% of net assets of the Portfolio.
(‡)	Security valued using Level 2 inputs, based on reference to a similar security which was trading on an active market, under GAAP hierarchy – see Note 8 in the Notes to Financial Statements.
(¢)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(a)	Affiliated investment.

The accompanying notes are an integral part of these financial statements.

20  Semi-Annual Financial Statements

Description	Shares	Value

Lazard Japanese Equity ETF

Common Stocks | 98.4%

Automobile Components | 1.3%
Denso Corp.	88,400	$1,020,387

Automobiles | 2.9%
Suzuki Motor Corp.	102,200	1,229,670
Toyota Motor Corp.	61,700	1,034,502
		2,264,172

Banks | 15.2%
Mitsubishi UFJ Financial Group, Inc.	205,100	4,047,105
Mizuho Financial Group, Inc.	56,800	2,706,060
Resona Holdings, Inc.	133,800	1,733,781
Sumitomo Mitsui Financial Group, Inc.	88,000	3,436,074
		11,923,020

Building Products | 2.1%
Daikin Industries Ltd.	9,600	1,458,089
Takasago Thermal Engineering Co. Ltd.	5,200	162,599
		1,620,688

Capital Markets | 0.9%
Nomura Holdings, Inc.	84,900	738,386

Chemicals | 6.9%
Mitsui Chemicals, Inc.	29,900	392,412
Nippon Paint Holdings Co. Ltd.	66,600	431,502
Nippon Sanso Holdings Corp.	33,800	1,246,976
Nissan Chemical Corp.	15,500	808,069
Nitto Denko Corp.	40,600	791,890
Shin-Etsu Chemical Co. Ltd.	39,800	1,716,157
		5,387,006

Commercial Services & Supplies | 0.1%
Okamura Corp.	5,000	70,328

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements  21

Description	Shares	Value

Lazard Japanese Equity ETF (continued)

Construction & Engineering | 1.4%
Shimizu Corp.	70,400	$1,104,352

Consumer Staples Distribution & Retail | 2.2%
MatsukiyoCocokara & Co.	43,800	647,197
Seven & i Holdings Co. Ltd.	89,700	1,080,098
		1,727,295

Containers & Packaging | 0.6%
Rengo Co. Ltd.	50,500	440,448

Diversified Telecommunication Services | 1.7%
NTT, Inc.	1,526,900	1,362,255

Electric Utilities | 1.5%
Kansai Electric Power Co., Inc.	80,400	1,130,621

Electrical Equipment | 2.1%
Mitsubishi Electric Corp.	45,300	1,637,796

Electronic Equipment, Instruments & Components | 6.1%
Keyence Corp.	3,800	1,895,265
Murata Manufacturing Co. Ltd.	13,300	932,494
TDK Corp.	89,000	1,954,961
		4,782,720

Entertainment | 0.6%
Capcom Co. Ltd.	13,900	257,602
Toho Co. Ltd.	23,900	191,244
		448,846

Financial Services | 1.9%
ORIX Corp.	39,100	1,479,316

The accompanying notes are an integral part of these financial statements.

22  Semi-Annual Financial Statements

Description	Shares	Value

Lazard Japanese Equity ETF (continued)

Food Products | 2.2%
Toyo Suisan Kaisha Ltd.	11,400	$728,436
Yakult Honsha Co. Ltd.	56,300	951,237
		1,679,673

Ground Transportation | 1.1%
East Japan Railway Co.	41,300	866,023

Health Care Equipment & Supplies | 0.3%
Terumo Corp.	16,900	232,300

Household Durables | 4.4%
Rinnai Corp.	18,300	400,737
Sony Group Corp.	113,000	2,280,511
Sumitomo Forestry Co. Ltd.	93,400	776,106
		3,457,354

Industrial Conglomerates | 3.0%
Hitachi Ltd.	86,600	2,382,333

Insurance | 2.7%
Tokio Marine Holdings, Inc.	48,200	2,135,895

Interactive Media & Services | 0.7%
Kakaku.com, Inc.	24,600	513,115

IT Services | 1.6%
Fujitsu Ltd.	60,600	1,210,695

Machinery | 7.7%
Daifuku Co. Ltd.	22,300	977,619
FANUC Corp.	20,600	932,244
Komatsu Ltd.	37,700	1,457,200
Makita Corp.	25,800	919,291
SMC Corp.	3,300	1,447,310
THK Co. Ltd.	6,900	310,855
		6,044,519

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements  23

Description	Shares	Value

Lazard Japanese Equity ETF (continued)

Oil, Gas & Consumable Fuels | 1.3%
Inpex Corp.	52,300	$1,050,666

Pharmaceuticals | 3.5%
Daiichi Sankyo Co. Ltd.	72,500	1,163,613
Takeda Pharmaceutical Co. Ltd.	49,900	1,582,738
		2,746,351

Professional Services | 3.5%
Recruit Holdings Co. Ltd.	38,800	2,704,839

Real Estate Management & Development | 2.1%
Daiwa House Industry Co. Ltd.	14,900	404,943
Mitsui Fudosan Co. Ltd.	134,300	1,238,675
		1,643,618

Semiconductors & Semiconductor Equipment | 7.8%
Disco Corp.	3,900	1,949,940
SUMCO Corp.	17,400	431,347
Tokyo Electron Ltd.	7,900	3,750,100
		6,131,387

Specialty Retail | 0.8%
Nitori Holdings Co. Ltd.	44,000	653,672

Technology Hardware, Storage & Peripherals | 1.5%
FUJIFILM Holdings Corp.	53,800	1,152,964

The accompanying notes are an integral part of these financial statements.

24  Semi-Annual Financial Statements

Description	Shares	Value

Lazard Japanese Equity ETF (concluded)

Trading Companies & Distributors | 3.3%
Mitsubishi Corp.	55,500	$1,484,439
Toyota Tsusho Corp.	30,400	1,118,174
		2,602,613

Transportation Infrastructure | 0.5%
Mitsubishi Logistics Corp.	43,100	409,321

Wireless Telecommunication Services | 2.9%
SoftBank Group Corp.	61,100	2,241,743

Total Common Stocks (Cost $60,702,484)		76,996,717

Short-Term Investments | 0.0%
Lazard Government Money Market Portfolio, 3.47% (7 Day Yield) (a) (Cost $290)	290	290

Total Investments | 98.4% (Cost $60,702,774)		$76,997,007

Cash and Other Assets in Excess of Liabilities | 1.6%		1,270,387

Net Assets | 100.0%		$78,267,394

Notes to Portfolio of Investments:

(a)	Affiliated investment.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements  25

Description	Shares	Value

Lazard Listed Infrastructure ETF

Common Stocks | 98.3%

Australia | 4.4%
Transurban Group	129,784	$1,292,968

Canada | 8.6%
Canadian National Railway Co.	21,485	2,563,056

France | 6.4%
Vinci SA	12,954	1,892,758

Italy | 4.3%
Snam SpA	89,787	648,360
Terna - Rete Elettrica Nazionale	53,022	620,749
		1,269,109

Spain | 7.2%
Aena SME SA (#)	44,369	1,352,384
Cellnex Telecom SA (#)	26,235	784,356
		2,136,740

United Kingdom | 8.1%
National Grid PLC	145,162	2,404,474

United States | 59.3%
Ameren Corp.	5,071	573,226
American Electric Power Co., Inc.	4,514	617,560
American Tower Corp. REIT	6,775	1,108,187
American Water Works Co., Inc.	4,617	607,505
Consolidated Edison, Inc.	11,043	1,221,687
Crown Castle, Inc. REIT	13,526	1,024,324
CSX Corp.	29,228	1,389,207
Evergy, Inc.	6,806	588,243
Eversource Energy	8,662	626,003
Exelon Corp.	26,478	1,234,404
Ferrovial NV	9,099	623,965
NextEra Energy, Inc.	6,547	574,630

The accompanying notes are an integral part of these financial statements.

26  Semi-Annual Financial Statements

Description	Shares	Value

Lazard Listed Infrastructure ETF (continued)

NiSource, Inc.	9,373	$445,686
Norfolk Southern Corp.	4,012	1,262,135
OGE Energy Corp.	27,766	1,351,093
Pinnacle West Capital Corp.	12,954	1,386,078
Portland General Electric Co.	24,069	1,247,496
PPL Corp.	14,322	520,605
Union Pacific Corp.	4,357	1,185,104
		17,587,138

Total Common Stocks (Cost $27,452,386)		29,146,243

Short-Term Investments | 0.8%
Lazard Government Money Market Portfolio, 3.47% (7 Day Yield) (a) (Cost $247,802)	247,802	247,802

Total Investments | 99.1% (Cost $27,700,188) (»)		$29,394,045

Cash and Other Assets in Excess of Liabilities | 0.9%		270,603

Net Assets | 100.0%		$29,664,648

Notes to Portfolio of Investments:

(#)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2026, these securities amounted to 7.2% of net assets of the Portfolio.
(a)	Affiliated investment.
(»)	The Portfolio, at all times, maintains portfolio securities in sufficient amount to cover its obligations related to investments in forward currency contracts.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements  27

Lazard Listed Infrastructure ETF (concluded)

Asset Class/Sector	Allocation
Communication Services	2.6%
Industrials	39.1
Real Estate	7.1
Utilities	49.5
Other (includes short-term investments)	1.7
Total	100.0%

Forward Currency Contracts open at June 30, 2026:

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
USD	279,617	AUD	396,022	MSC	09/24/26	$5,839	$—
USD	254,191	AUD	360,112	RBC	09/24/26	5,239	—
USD	881,887	AUD	1,249,194	SSB	09/24/26	18,296	—
USD	229,719	CAD	320,110	MSC	09/24/26	3,166	—
USD	465,690	CAD	648,949	RBC	09/24/26	6,406	—
USD	1,731,442	CAD	2,412,766	SSB	09/24/26	23,842	—
USD	1,228,546	EUR	1,055,229	MSC	09/24/26	18,618	—
USD	656,259	EUR	563,632	RBC	09/24/26	9,998	—
USD	364,829	EUR	317,283	SSB	09/24/26	1,032	—
USD	3,875,827	EUR	3,329,634	SSB	09/24/26	58,063	—
USD	319,628	GBP	238,644	MSC	09/24/26	3,078	—
USD	137,541	GBP	103,667	RBC	09/24/26	31	—
USD	396,182	GBP	295,828	RBC	09/24/26	3,779	—
USD	1,501,575	GBP	1,121,277	SSB	09/24/26	14,252	—
Total gross unrealized appreciation/depreciation on Forward Currency Contracts						$171,639	$—

The accompanying notes are an integral part of these financial statements.

28  Semi-Annual Financial Statements

Description	Shares	Value

Lazard Next Gen Technologies ETF

Common Stocks | 98.8%

China | 2.3%
Alibaba Group Holding Ltd. ADR	5,859	$562,347
Contemporary Amperex Technology Co. Ltd., Class H	9,600	859,367
		1,421,714

Germany | 3.2%
Infineon Technologies AG	9,674	903,294
Siemens Energy AG	5,521	1,046,556
		1,949,850

Italy | 2.4%
Prysmian SpA	8,933	1,491,623

Japan | 7.7%
Advantest Corp.	7,400	1,472,487
Disco Corp.	1,900	949,971
Resonac Holdings Corp.	6,500	707,891
Tokyo Electron Ltd.	3,300	1,566,498
		4,696,847

Netherlands | 3.8%
ASML Holding NV	635	1,263,294
Nebius Group NV (*)	3,873	1,069,607
		2,332,901

South Korea | 8.1%
HD Hyundai Electric Co. Ltd.	1,511	947,971
Hyundai Motor Co.	1,760	562,319
SK Hynix, Inc.	2,021	3,456,819
		4,967,109

Taiwan | 13.4%
Accton Technology Corp.	12,000	939,840
ASE Technology Holding Co. Ltd.	47,000	1,003,249
Delta Electronics, Inc.	14,000	856,968

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements  29

Description	Shares	Value

Lazard Next Gen Technologies ETF (continued)

Hon Hai Precision Industry Co. Ltd.	108,000	$850,941
King Yuan Electronics Co. Ltd.	94,000	995,872
Lotes Co. Ltd.	11,000	728,580
MediaTek, Inc.	3,000	399,761
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	5,067	2,419,847
		8,195,058

United States | 57.9%
Advanced Micro Devices, Inc. (*)	3,841	2,231,275
Alphabet, Inc., Class A	8,878	3,172,731
Amazon.com, Inc. (*)	9,408	2,242,303
Ambarella, Inc. (*)	10,077	864,607
Amphenol Corp., Class A	7,986	1,408,091
Applied Materials, Inc.	2,663	1,925,349
Arista Networks, Inc. (*)	6,809	1,156,713
Autodesk, Inc. (*)	3,691	717,604
Broadcom, Inc.	5,409	2,043,250
Cadence Design Systems, Inc. (*)	2,081	781,041
Cisco Systems, Inc.	10,886	1,278,669
Cloudflare, Inc., Class A (*)	3,348	821,197
Coherent Corp. (*)	2,517	992,881
Crowdstrike Holdings, Inc., Class A (*)	2,010	1,533,911
Datadog, Inc., Class A (*)	7,349	1,913,386
Dynatrace, Inc. (*)	15,382	675,424
Eaton Corp. PLC	2,763	1,177,369
Intel Corp. (*)	7,735	1,080,038
JFrog Ltd. (*)	8,725	792,928
Microsoft Corp.	1,592	593,848
NVIDIA Corp.	14,911	2,983,542
Palantir Technologies, Inc., Class A (*)	7,698	898,126
Palo Alto Networks, Inc. (*)	4,600	1,568,692
Trimble, Inc. (*)	8,704	445,471
Twilio, Inc., Class A (*)	5,424	1,119,134
Uber Technologies, Inc. (*)	13,295	959,367
		35,376,947

Total Common Stocks (Cost $35,756,924)		60,432,049

The accompanying notes are an integral part of these financial statements.

30  Semi-Annual Financial Statements

Description	Shares	Value

Lazard Next Gen Technologies ETF (concluded)

Short-Term Investments | 1.2%
Lazard Government Money Market Portfolio, 3.47% (7 Day Yield) (a) (Cost $726,676)	726,676	$726,676

Total Investments | 100.0% (Cost $36,483,600)		$61,158,725

Liabilities in Excess of Cash and Other Assets | 0.0%		(7,119)

Net Assets | 100.0%		$61,151,606

Notes to Portfolio of Investments:

(*)	Non-income producing security.
(a)	Affiliated investment.

Asset Class/Sector	Allocation
Communication Services	5.2%
Consumer Discretionary	5.5
Industrials	10.5
Information Technology	76.4
Materials	1.2
Other (includes short-term investments)	1.2
Total	100.0%

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements  31

Description	Shares	Value

Lazard US Systematic Small Cap Equity ETF

Closed-End Management Investment Companies | 0.2%
ASA Gold & Precious Metals Ltd.	1,711	$89,041
Kayne Anderson Energy Infrastructure Fund	2,682	37,092

Total Closed-End Management Investment Companies (Cost $71,550)		126,133

Common Stocks | 99.0%

Aerospace & Defense | 0.3%
MDA Space Ltd. (*)	5,081	209,744

Automobile Components | 2.8%
Autoliv, Inc.	2,590	300,880
BorgWarner, Inc.	2,030	134,792
Dana, Inc.	2,485	67,617
Dauch Corp. (*)	29,091	157,673
Garrett Motion, Inc.	14,710	532,943
Gentex Corp.	11,507	290,782
Lear Corp.	1,867	250,290
Strattec Security Corp. (*)	2,191	178,457
		1,913,434

Automobiles | 0.2%
Lucid Group, Inc. (*)	14,839	99,273
Winnebago Industries, Inc.	2,879	89,940
		189,213

Banks | 4.4%
1st Source Corp.	2,093	170,747
Ameris Bancorp	1,241	112,013
Bank of NT Butterfield & Son Ltd.	4,874	290,003
Banner Corp.	1,415	94,013
Capital City Bank Group, Inc.	567	28,021
Carter Bankshares, Inc.	258	8,775

The accompanying notes are an integral part of these financial statements.

32  Semi-Annual Financial Statements

Description	Shares	Value

Lazard US Systematic Small Cap Equity ETF (continued)

Cathay General Bancorp	1,969	$122,058
Central Pacific Financial Corp.	3,243	123,883
Cullen/Frost Bankers, Inc.	626	96,730
First BanCorp	4,541	118,384
First Horizon Corp.	4,057	104,021
HomeTrust Bancshares, Inc.	1,335	66,603
Intercorp Financial Services, Inc.	2,441	139,039
International Bancshares Corp.	1,465	111,267
Popular, Inc.	909	149,240
Provident Financial Services, Inc.	4,157	98,271
QCR Holdings, Inc.	1,144	111,368
Republic Bancorp, Inc., Class A	1,152	104,175
South Plains Financial, Inc.	1,268	54,632
Southern Missouri Bancorp, Inc.	1,252	95,415
Trustmark Corp.	4,639	213,440
Unity Bancorp, Inc.	1,248	73,245
WesBanco, Inc.	3,185	124,311
Western Alliance Bancorp	1,224	100,613
WSFS Financial Corp.	1,742	133,664
Zions Bancorp NA	2,152	148,897
		2,992,828

Biotechnology | 2.9%
Absci Corp. (*)	18,412	213,395
ACADIA Pharmaceuticals, Inc. (*)	14,584	368,975
ADMA Biologics, Inc. (*)	13,823	115,699
Aurinia Pharmaceuticals, Inc. (*)	15,171	257,452
BioMarin Pharmaceutical, Inc. (*)	6,190	354,192
Neurocrine Biosciences, Inc. (*)	2,562	431,787
Recursion Pharmaceuticals, Inc., Class A (*)	32,763	120,240
REGENXBIO, Inc. (*)	270	3,235
Relay Therapeutics, Inc. (*)	8,744	163,600
		2,028,575

Broadline Retail | 0.2%
Global-e Online Ltd. (*)	3,390	117,735

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements  33

Description	Shares	Value

Lazard US Systematic Small Cap Equity ETF (continued)

Building Products | 1.9%
Armstrong World Industries, Inc.	1,460	$234,213
AZZ, Inc.	2,476	383,904
CSW Industrials, Inc.	60	16,698
Gibraltar Industries, Inc. (*)	5,087	229,424
Hayward Holdings, Inc. (*)	17,295	299,376
Modine Manufacturing Co. (*)	251	67,022
Resideo Technologies, Inc. (*)	3,429	106,642
		1,337,279

Capital Markets | 2.4%
Cohen & Steers, Inc.	1,405	106,977
Donnelley Financial Solutions, Inc. (*)	1,844	77,356
Evercore, Inc., Class A	672	229,448
Federated Hermes, Inc.	3,992	220,438
Invesco Ltd.	313	8,260
Janus Henderson Group PLC	3,854	200,215
Piper Sandler Cos.	625	45,213
SEI Investments Co.	1,633	143,230
Sprott, Inc.	800	89,880
Stifel Financial Corp.	1,366	95,306
StoneX Group, Inc. (*)	370	43,845
Virtu Financial, Inc., Class A	1,888	112,468
XP, Inc., Class A	15,062	244,908
		1,617,544

Chemicals | 1.5%
Avient Corp.	3,472	128,325
Cabot Corp.	3,426	311,149
Ecovyst, Inc. (*)	10,836	134,908
Element Solutions, Inc.	629	30,035
Intrepid Potash, Inc. (*)	2,484	81,426
LSB Industries, Inc. (*)	13,906	150,324
Methanex Corp.	63	2,908
Minerals Technologies, Inc.	2,527	186,922
RPM International, Inc.	253	28,121
		1,054,118

The accompanying notes are an integral part of these financial statements.

34  Semi-Annual Financial Statements

Description	Shares	Value

Lazard US Systematic Small Cap Equity ETF (continued)

Commercial Services & Supplies | 3.3%
Brady Corp., Class A	3,443	$315,276
Brink’s Co.	948	89,577
Deluxe Corp.	3,649	87,138
GFL Environmental, Inc.	2,654	97,641
Healthcare Services Group, Inc. (*)	10,562	259,403
Interface, Inc.	14,544	521,257
Liquidity Services, Inc. (*)	7,094	277,517
OPENLANE, Inc. (*)	13,561	559,256
UniFirst Corp.	144	38,082
		2,245,147

Communications Equipment | 3.0%
ADTRAN Holdings, Inc. (*)	7,411	103,013
AudioCodes Ltd.	3,193	30,908
Calix, Inc. (*)	2,847	106,250
Clearfield, Inc. (*)	1,610	64,062
Digi International, Inc. (*)	5,634	422,268
Extreme Networks, Inc. (*)	14,914	482,766
Harmonic, Inc. (*)	6,565	107,206
Ituran Location & Control Ltd.	3,834	233,912
Viavi Solutions, Inc. (*)	10,337	493,592
		2,043,977

Construction & Engineering | 2.8%
Argan, Inc.	317	253,140
Dycom Industries, Inc. (*)	56	28,313
IES Holdings, Inc. (*)	546	401,124
MYR Group, Inc. (*)	1,055	527,922
NWPX Infrastructure, Inc. (*)	2,062	309,176
Stantec, Inc.	1,240	85,448
Sterling Infrastructure, Inc. (*)	112	94,008
Tutor Perini Corp.	2,778	230,491
		1,929,622

Construction Materials | 0.2%
Eagle Materials, Inc.	492	110,700

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements  35

Description	Shares	Value

Lazard US Systematic Small Cap Equity ETF (continued)

Consumer Finance | 0.4%
FirstCash Holdings, Inc.	703	$152,073
OneMain Holdings, Inc.	1,755	107,002
		259,075

Consumer Staples Distribution & Retail | 0.5%
BBB Foods, Inc., Class A (*)	2,733	113,884
Maplebear, Inc. (*)	2,334	110,515
United Natural Foods, Inc. (*)	518	23,657
Village Super Market, Inc., Class A	1,566	66,054
		314,110

Containers & Packaging | 0.7%
AptarGroup, Inc.	764	95,653
Crown Holdings, Inc.	966	108,018
Sonoco Products Co.	5,374	302,825
		506,496

Distributors | 0.0%
Genuine Parts Co.	273	32,209
LKQ Corp.	860	22,644
		54,853

Diversified Consumer Services | 1.9%
Afya Ltd., Class A	1,755	26,044
Bright Horizons Family Solutions, Inc. (*)	67	4,749
Covista, Inc. (*)	3,044	379,465
Frontdoor, Inc. (*)	4,970	385,622
Graham Holdings Co., Class B	93	106,152
Grand Canyon Education, Inc. (*)	512	73,272
Laureate Education, Inc. (*)	7,918	287,582
		1,262,886

Diversified REITs | 0.2%
Broadstone Net Lease, Inc.	5,466	112,982

The accompanying notes are an integral part of these financial statements.

36  Semi-Annual Financial Statements

Description	Shares	Value

Lazard US Systematic Small Cap Equity ETF (continued)

Diversified Telecommunication Services | 1.0%
Cogent Communications Holdings, Inc.	6,625	$91,955
IDT Corp., Class B	1,142	66,419
IHS Holding Ltd. (*)	14,289	117,741
Lumen Technologies, Inc. (*)	11,316	86,907
Uniti Group, Inc.	31,265	358,610
		721,632

Electrical Equipment | 1.5%
Acuity, Inc.	528	198,876
Array Technologies, Inc. (*)	11,069	82,021
Electrovaya, Inc. (*)	5,197	54,569
Fluence Energy, Inc. (*)	12,289	244,305
Nextpower, Inc., Class A (*)	1,249	148,806
Sensata Technologies Holding PLC	2,863	136,680
Sunrun, Inc. (*)	5,317	71,141
Vicor Corp. (*)	230	87,349
		1,023,747

Electronic Equipment, Instruments & Components | 5.1%
Advanced Energy Industries, Inc.	600	223,722
Arrow Electronics, Inc. (*)	1,757	374,961
Avnet, Inc.	1,089	96,725
Bel Fuse, Inc., Class B	388	129,220
Belden, Inc.	1,167	139,935
Benchmark Electronics, Inc.	1,120	110,510
CTS Corp.	6,009	391,727
Daktronics, Inc. (*)	5,160	100,930
Kimball Electronics, Inc. (*)	6,644	170,086
Littelfuse, Inc.	699	318,276
Methode Electronics, Inc.	5,134	97,392
Plexus Corp. (*)	999	300,369
Sanmina Corp. (*)	548	138,688
ScanSource, Inc. (*)	3,109	161,948
TD SYNNEX Corp.	1,354	361,978
TTM Technologies, Inc. (*)	649	121,376
Vishay Intertechnology, Inc.	1,596	85,833
Vontier Corp.	2,179	63,191
Zebra Technologies Corp., Class A (*)	1,127	296,694
		3,683,561

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements  37

Description	Shares	Value

Lazard US Systematic Small Cap Equity ETF (continued)

Energy Equipment & Services | 1.0%
Archrock, Inc.	6,427	$261,643
Flowco Holdings, Inc., Class A	6,590	140,631
National Energy Services Reunited Corp. (*)	7,444	222,799
Ranger Energy Services, Inc., Class A	4,619	73,950
		699,023

Financial Services | 1.5%
Cass Information Systems, Inc.	1,565	80,316
Federal Agricultural Mortgage Corp., Class C	547	109,001
Jack Henry & Associates, Inc.	617	84,986
NMI Holdings, Inc. (*)	5,205	213,873
Paymentus Holdings, Inc., Class A (*)	4,242	102,487
Payoneer Global, Inc. (*)	26,531	188,901
Radian Group, Inc.	2,684	101,106
Voya Financial, Inc.	1,204	108,998
		989,668

Food Products | 0.6%
Dole PLC	14,583	200,079
McCormick & Co., Inc.	170	8,571
Seneca Foods Corp., Class A (*)	1,127	196,030
		404,680

Gas Utilities | 0.4%
National Fuel Gas Co.	3,518	271,625

Ground Transportation | 0.4%
Ryder System, Inc.	528	139,271
TFI International, Inc.	720	103,370
		242,641

Health Care Equipment & Supplies | 3.7%
Artivion, Inc. (*)	3,732	83,858
AtriCure, Inc. (*)	3,489	97,622
Bioventus, Inc., Class A (*)	7,696	72,650
CONMED Corp.	2,861	93,641

The accompanying notes are an integral part of these financial statements.

38  Semi-Annual Financial Statements

Description	Shares	Value

Lazard US Systematic Small Cap Equity ETF (continued)

Envista Holdings Corp. (*)	4,206	$110,828
Glaukos Corp. (*)	1,178	164,637
Globus Medical, Inc., Class A (*)	5,168	408,324
Inmode Ltd. (*)	8,756	128,013
Insulet Corp. (*)	1,577	240,098
LeMaitre Vascular, Inc.	3,016	289,415
LivaNova PLC (*)	3,206	263,629
NeuroPace, Inc. (*)	6,473	102,856
Penumbra, Inc. (*)	634	200,186
Solventum Corp. (*)	333	25,691
Teleflex, Inc.	1,906	241,605
		2,523,053

Health Care Providers & Services | 2.3%
AMN Healthcare Services, Inc. (*)	8,419	272,523
Chemed Corp.	176	81,970
Clover Health Investments Corp. (*)	101,994	534,449
Encompass Health Corp.	1,057	106,842
HealthEquity, Inc. (*)	166	14,993
Pediatrix Medical Group, Inc. (*)	13,031	330,075
Universal Health Services, Inc., Class B	1,087	161,626
Viemed Healthcare, Inc. (*)	6,358	72,481
		1,574,959

Health Care REITs | 1.2%
CareTrust REIT, Inc.	6,057	244,400
Healthcare Realty Trust, Inc.	5,467	110,269
Healthpeak Properties, Inc.	5,334	114,148
LTC Properties, Inc.	1,152	44,294
National Health Investors, Inc.	939	71,608
Omega Healthcare Investors, Inc.	2,244	106,994
		691,713

Health Care Technology | 0.2%
HealthStream, Inc.	1,082	29,485
Phreesia, Inc. (*)	8,744	89,976
Waystar Holding Corp. (*)	4,908	100,761
		220,222

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements  39

Description	Shares	Value

Lazard US Systematic Small Cap Equity ETF (continued)

Hotel & Resort REITs | 0.7%
DiamondRock Hospitality Co.	8,114	$98,829
Host Hotels & Resorts, Inc.	5,457	129,385
Sunstone Hotel Investors, Inc.	10,984	125,767
Xenia Hotels & Resorts, Inc.	5,832	118,740
		472,721

Hotels, Restaurants & Leisure | 2.2%
Accel Entertainment, Inc. (*)	14,268	179,919
Boyd Gaming Corp.	1,132	99,990
Genius Sports Ltd. (*)	21,388	129,611
Global Business Travel Group I (*)	15,155	142,305
Life Time Group Holdings, Inc. (*)	4,277	174,673
Monarch Casino & Resort, Inc.	3,466	456,160
Planet Fitness, Inc., Class A (*)	2,185	113,991
Texas Roadhouse, Inc.	665	128,498
		1,425,147

Household Durables | 0.0%
M/I Homes, Inc. (*)	177	28,460

Household Products | 0.3%
Central Garden & Pet Co., Class A (*)	5,235	202,961

Independent Power & Renewable Electricity Producers | 0.1%
TransAlta Corp.	6,616	91,499

Industrial REITs | 0.5%
EastGroup Properties, Inc.	484	98,025
Rexford Industrial Realty, Inc.	2,398	80,333
STAG Industrial, Inc.	2,041	77,680
Terreno Realty Corp.	1,696	109,850
		365,888

Insurance | 2.0%
American Financial Group, Inc.	676	94,599
Assurant, Inc.	443	118,959

The accompanying notes are an integral part of these financial statements.

40  Semi-Annual Financial Statements

Description	Shares	Value

Lazard US Systematic Small Cap Equity ETF (continued)

Axis Capital Holdings Ltd.	1,258	$135,160
Everest Group Ltd.	327	116,814
F&G Annuities & Life, Inc.	180	4,786
First American Financial Corp.	1,244	85,326
Globe Life, Inc.	979	174,928
Hamilton Insurance Group Ltd., Class B	7,599	257,910
Hanover Insurance Group, Inc.	683	146,244
Horace Mann Educators Corp.	310	16,012
Old Republic International Corp.	2,479	101,441
Reinsurance Group of America, Inc.	80	17,012
RenaissanceRe Holdings Ltd.	362	114,718
		1,383,909

Interactive Media & Services | 0.8%
Match Group, Inc.	6,730	256,077
Taboola.com Ltd. (*)	54,286	271,430
		527,507

IT Services | 1.3%
Applied Digital Corp. (*)	1,097	40,918
Backblaze, Inc., Class A (*)	14,490	229,811
DigitalOcean Holdings, Inc. (*)	723	113,533
GoDaddy, Inc., Class A (*)	2,821	239,446
Okta, Inc. (*)	378	51,578
Whitefiber, Inc.	3,282	127,506
		802,792

Leisure Products | 0.2%
Callaway Golf Co. (*)	5,504	103,420

Life Sciences Tools & Services | 0.7%
Atlantic International Corp. (*)	48,671	44,777
ICON PLC (*)	1,049	182,222
Medpace Holdings, Inc. (*)	428	226,665
		453,664

Machinery | 7.3%
AGCO Corp.	1,721	206,004
Alamo Group, Inc.	576	94,746
Allison Transmission Holdings, Inc.	766	86,359

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements  41

Description	Shares	Value

Lazard US Systematic Small Cap Equity ETF (continued)

Crane Co.	562	$125,365
Douglas Dynamics, Inc.	7,795	420,540
Enerpac Tool Group Corp.	5,497	197,122
ESCO Technologies, Inc.	1,487	520,509
Franklin Electric Co., Inc.	1,931	206,984
Gates Industrial Corp. PLC (*)	8,691	243,087
Helios Technologies, Inc.	1,471	131,287
JBT Marel Corp.	135	19,575
Kennametal, Inc.	7,201	252,395
Mueller Industries, Inc.	4,856	596,948
Mueller Water Products, Inc., Class A	12,876	332,587
Richtech Robotics, Inc., Class B (*)	40,027	84,457
SPX Technologies, Inc. (*)	551	135,089
Stanley Black & Decker, Inc.	2,208	207,817
Terex Corp.	5,884	425,943
Timken Co.	3,595	522,425
Worthington Enterprises, Inc.	2,911	156,495
		4,965,734

Marine Transportation | 0.5%
Kirby Corp. (*)	1,570	213,473
Star Bulk Carriers Corp.	4,417	110,293
		323,766

Media | 0.4%
DoubleVerify Holdings, Inc. (*)	9,249	100,259
New York Times Co., Class A	348	24,353
News Corp., Class A	8,497	210,981
		335,593

Metals & Mining | 3.9%
Alamos Gold, Inc., Class A	16	485
Aris Mining Corp. (*)	10,065	150,069
B2Gold Corp.	39,572	147,999
Centerra Gold, Inc.	16,869	267,542
Coeur Mining, Inc.	4,759	77,667
Commercial Metals Co.	959	60,177
Constellium SE (*)	9,047	288,328
ERO Copper Corp. (*)	8,944	239,252
First Majestic Silver Corp.	4,785	81,154

The accompanying notes are an integral part of these financial statements.

42  Semi-Annual Financial Statements

Description	Shares	Value

Lazard US Systematic Small Cap Equity ETF (continued)

Fortuna Mining Corp. (*)	29,623	$250,314
IAMGOLD Corp. (*)	13,620	215,741
Kaiser Aluminum Corp.	735	143,788
Nexa Resources SA (*)	13,182	161,348
Orla Mining Ltd.	6,149	60,199
Ryerson Holding Corp.	4,202	103,411
SSR Mining, Inc. (*)	6,543	185,036
Triple Flag Precious Metals Corp.	7,271	217,912
Worthington Steel, Inc.	874	29,349
		2,679,771

Oil, Gas & Consumable Fuels | 3.4%
Antero Midstream Corp.	4,077	92,752
Bw Lpg Ltd. (#)	15,850	276,265
Dorian LPG Ltd.	3,703	128,790
DT Midstream, Inc.	1,038	152,316
Excelerate Energy, Inc., Class A	6,925	263,081
Frontline PLC	3,564	123,992
HF Sinclair Corp.	1,413	98,415
International Seaways, Inc.	1,541	118,025
New Era Energy & Digital, Inc. (*)	22,660	144,571
Ovintiv, Inc.	2,631	138,522
Permian Resources Corp., Class A	7,037	129,551
Riley Exploration Permian, Inc.	3,233	106,560
South Bow Corp.	3,715	130,917
Sunococorp LLC	2,190	148,197
Teekay Tankers Ltd., Class A	1,528	99,121
TORM PLC, Class A	4,049	105,517
Vermilion Energy, Inc.	12,589	117,959
		2,374,551

Paper & Forest Products | 0.1%
Sylvamo Corp.	2,566	96,995

Passenger Airlines | 1.0%
Copa Holdings SA, Class A	2,855	444,152
Frontier Group Holdings, Inc. (*)	31,343	247,923
		692,075

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements  43

Description	Shares	Value

Lazard US Systematic Small Cap Equity ETF (continued)

Personal Care Products | 0.3%
Herbalife Ltd. (*)	11,853	$155,867
Nature’s Sunshine Products, Inc. (*)	3,656	79,701
		235,568

Pharmaceuticals | 0.7%
Canopy Growth Corp. (*)	100,981	95,932
Phibro Animal Health Corp., Class A	6,400	200,960
Septerna, Inc. (*)	3,425	114,703
Tilray Brands, Inc. (*)	17,057	76,586
		488,181

Professional Services | 0.8%
CRA International, Inc.	97	13,803
IBEX Holdings Ltd. (*)	4,447	135,055
Kforce, Inc.	3,522	165,252
Korn Ferry	3,801	253,071
		567,181

Real Estate Management & Development | 0.8%
Compass, Inc., Class A (*)	12,018	148,182
CoStar Group, Inc. (*)	2,567	72,697
Jones Lang LaSalle, Inc. (*)	361	111,892
Newmark Group, Inc., Class A	6,342	95,828
St. Joe Co.	1,801	112,797
		541,396

Residential REITs | 0.5%
American Homes 4 Rent, Class A	3,039	101,867
UDR, Inc.	2,835	113,173
UMH Properties, Inc.	5,610	84,935
		299,975

Retail REITs | 0.6%
Brixmor Property Group, Inc.	3,751	118,269
Kimco Realty Corp.	4,821	122,212
Urban Edge Properties	4,539	103,852
		344,333

The accompanying notes are an integral part of these financial statements.

44  Semi-Annual Financial Statements

Description	Shares	Value

Lazard US Systematic Small Cap Equity ETF (continued)

Semiconductors & Semiconductor Equipment | 6.6%
ACM Research, Inc., Class A (*)	2,878	$365,189
Aeluma, Inc. (*)	4,863	107,375
Blaize Holdings, Inc. (*)	114,535	158,058
Camtek Ltd. (*)	451	73,567
Cirrus Logic, Inc. (*)	1,808	268,542
Credo Technology Group Holding Ltd. (*)	1,276	347,008
Diodes, Inc. (*)	4,606	504,081
FormFactor, Inc. (*)	1,923	307,545
Kulicke & Soffa Industries, Inc.	2,060	275,546
MaxLinear, Inc. (*)	1,313	168,103
Navitas Semiconductor Corp. (*)	4,313	77,289
Onto Innovation, Inc. (*)	1,594	603,249
Penguin Solutions, Inc. (*)	764	58,072
Photronics, Inc. (*)	5,617	182,721
POET Technologies, Inc. (*)	7,192	73,934
Qorvo, Inc. (*)	4,094	381,847
Rambus, Inc. (*)	618	82,033
Semtech Corp. (*)	719	116,370
Ultra Clean Holdings, Inc. (*)	1,268	180,804
Veeco Instruments, Inc. (*)	1,583	119,991
		4,451,324

Software | 10.1%
ACI Worldwide, Inc. (*)	2,181	109,682
Adeia, Inc.	18,090	595,704
Agilysys, Inc. (*)	1,000	104,500
Alarm.com Holdings, Inc. (*)	4,774	223,041
Amplitude, Inc., Class A (*)	28,043	214,529
AvePoint, Inc. (*)	21,148	237,069
Bit Digital, Inc. (*)	25,668	46,202
Bitdeer Technologies Group, Class A (*)	6,388	101,378
CCC Intelligent Solutions Holdings, Inc. (*)	61,480	317,237
Cellebrite DI Ltd. (*)	8,392	122,523
Check Point Software Technologies Ltd. (*)	832	109,350
Cipher Digital, Inc. (*)	4,923	120,614
Cleanspark, Inc. (*)	5,790	84,245
Commvault Systems, Inc. (*)	949	134,502
Core Scientific, Inc. (*)	3,948	101,029
Descartes Systems Group, Inc. (*)	1,770	122,555

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements  45

Description	Shares	Value

Lazard US Systematic Small Cap Equity ETF (continued)

Digi Power X, Inc. (*)	274	$1,493
Docusign, Inc. (*)	4,154	184,521
Dynatrace, Inc. (*)	7,997	351,148
Gen Digital, Inc.	9,652	240,238
Guidewire Software, Inc. (*)	1,006	123,788
Hive Digital Technologies Ltd. (*)	29,935	108,963
Hut 8 Corp. (*)	1,025	118,331
IREN Ltd. (*)	2,997	137,053
JFrog Ltd. (*)	4,995	453,946
Karooooo Ltd.	646	31,887
Keel Infrastructure Corp. (*)	16,194	92,954
Mitek Systems, Inc. (*)	20,755	417,798
Netskope, Inc., Class A	12,532	137,100
Q2 Holdings, Inc. (*)	6,135	295,094
Radware Ltd. (*)	7,222	222,871
Rezolve AI PLC (*)	69,555	219,098
Riot Platforms, Inc. (*)	22	602
SentinelOne, Inc., Class A (*)	14,877	252,463
SPS Commerce, Inc. (*)	5,251	300,200
Terawulf, Inc. (*)	4,726	116,732
Trimble, Inc. (*)	3,961	202,724
Xanadu Quantum Technologies Ltd., Class B (*)	6,910	83,680
		6,836,844

Specialized REITs | 0.8%
Four Corners Property Trust, Inc.	3,725	91,449
Gaming & Leisure Properties, Inc.	2,186	97,343
Millrose Properties, Inc.	8,495	255,275
Outfront Media, Inc.	3,988	130,647
		574,714

Specialty Retail | 1.0%
Abercrombie & Fitch Co., Class A (*)	2,294	206,483
Asbury Automotive Group, Inc. (*)	539	108,382
Bed Bath & Beyond, Inc. (*)	24,665	142,810
Group 1 Automotive, Inc.	251	73,084
Haverty Furniture Cos., Inc.	4,518	115,345
		646,104

The accompanying notes are an integral part of these financial statements.

46  Semi-Annual Financial Statements

Description	Shares	Value

Lazard US Systematic Small Cap Equity ETF (continued)

Technology Hardware, Storage & Peripherals | 0.3%
Diebold Nixdorf, Inc. (*)	1,174	$99,813
Eastman Kodak Co. (*)	16,478	152,422
		252,235

Textiles, Apparel & Luxury Goods | 1.2%
Deckers Outdoor Corp. (*)	3,737	371,047
Kontoor Brands, Inc.	3,419	284,939
Lululemon Athletica, Inc. (*)	4	457
Wolverine World Wide, Inc.	10,469	173,053
		829,496

Trading Companies & Distributors | 0.8%
Applied Industrial Technologies, Inc.	488	165,017
DNOW, Inc. (*)	15,502	201,061
Global Industrial Co.	2,523	84,420
MSC Industrial Direct Co., Inc., Class A	276	32,830
QXO, Inc. (*)	6,505	112,406
		595,734

Wireless Telecommunication Services | 0.6%
Millicom International Cellular SA	4,438	402,793

Total Common Stocks (Cost $54,938,583)		67,739,173

Rights | 0.0%

Biotechnology | 0.0%
Epizyme, Inc. CVR, Expires 2099 (*), (¢)	41,136	823

Consumer Staples Distribution & Retail | 0.0%
Walgreens Boots Alliance, Inc. CVR, Expires 2099 (*), (¢)	15,004	7,952

Paper & Forest Products | 0.0%
Resolute Forest Products, Inc. CVR, Expires 2099 (*), (¢)	10,077	0

Total Rights (Cost $23,084)		8,775

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements  47

Description	Shares	Value

Lazard US Systematic Small Cap Equity ETF (concluded)

Short-Term Investments | 1.0%
Lazard Government Money Market Portfolio, 3.47% (7 Day Yield) (a) (Cost $698,871)	698,871	$698,871

Total Investments | 100.2% (Cost $55,732,088)		$68,572,952

Liabilities in Excess of Cash and Other Assets | (0.2)%		(149,669)

Net Assets | 100.0%		$68,423,283

Notes to Portfolio of Investments:

(*)	Non-income producing security.
(#)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2026, these securities amounted to 0.4% of net assets of the Portfolio.
(¢)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(a)	Affiliated investment.

The accompanying notes are an integral part of these financial statements.

48  Semi-Annual Financial Statements

Lazard Active ETF Trust Abbreviations

June 30, 2026 (unaudited)

Security Abbreviations:

ADR	—	American Depositary Receipt
CVR	—	Contingent Value Rights
GDR	—	Global Depositary Receipt
NVDR	—	Non-Voting Depository Receipt
PJSC	—	Public Joint Stock Company
QPSC	—	Qatar Public Shareholder Company
REITs	—	Real Estate Investment Trust

Currency Abbreviations:

AUD	—	Australian Dollar
CAD	—	Canadian Dollar
EUR	—	Euro
GBP	—	British Pound Sterling
USD	—	United States Dollar

Counterparty Abbreviations:

MSC	—	Morgan Stanley & Co.
RBC	—	Royal Bank of Canada
SSB	—	State Street Bank & Trust Co.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements  49

Lazard Active ETF Trust Statements of Assets and Liabilities (unaudited)

June 30, 2026	Lazard Emerging Markets Opportunities ETF	Lazard Equity Megatrends ETF

ASSETS
Investments in securities, at fair value:
Unaffiliated issuers	$179,983,448	$53,180,534
Affiliated issuers (Note 5)	809,454	1,875,586
Cash	—	2,071
Foreign currency, at fair value	1,399	95
Receivables for:
Dividends and interest	230,096	43,525
Investments sold	—	424,518
Gross unrealized appreciation on forward currency contracts	—	—
Total assets	181,024,397	55,526,329

LIABILITIES
Foreign currency due to custodian	377	—
Payables for:
Management fees	109,572	21,665
Accrued professional services	32,910	—
Accrued custodian fees	18,998	—
Accrued directors’ fees	962	—
Accrued distribution fees	172	—
Accrued registration fees	—	—
Investments purchased	—	1,415,809
Other accrued expenses and payables	1,035	—
Total liabilities	164,026	1,437,474
Net assets	$180,860,371	$54,088,855

NET ASSETS
Paid in capital	$164,508,541	$44,507,812
Distributable earnings (Accumulated loss)	16,351,830	9,581,043
Net assets	$180,860,371	$54,088,855
Net assets	$180,860,371	$54,088,855
Shares of capital stock outstanding	5,655,397	1,600,000
Net asset value, offering and redemption price per share	$31.98	$33.81
Cost of unaffiliated issuers	$111,119,844	$43,933,691
Cost of affiliated issuers	$809,454	$1,875,586
Cost of foreign currency	$1,945	$96

The accompanying notes are an integral part of these financial statements.

50  Semi-Annual Financial Statements

Lazard International Dynamic Equity ETF	Lazard Japanese Equity ETF	Lazard Listed Infrastructure ETF	Lazard Next Gen Technologies ETF	Lazard US Systematic Small Cap Equity ETF

$1,500,318,066	$76,996,717	$29,146,243	$60,432,049	$67,874,081
19,232,875	290	247,802	726,676	698,871
—	122	—	3,516	—
1,873,439	1,170,792	11,831	2,761	—

3,675,713	115,098	111,295	20,398	34,209
340,285	23,924	—	458,983	78,644

—	—	171,639	—	—
1,525,440,378	78,306,943	29,688,810	61,644,383	68,685,805

13,035	—	—	—	—

469,334	39,549	22,977	24,156	33,010
17,869	—	—	—	50,363
15,061	—	—	—	19,556
438	—	—	—	3,190
—	—	—	—	—
—	—	—	—	27,463
6,787,950	—	—	468,621	117,521
313,128	—	1,185	—	11,419
7,616,815	39,549	24,162	492,777	262,522
$1,517,823,563	$78,267,394	$29,664,648	$61,151,606	$68,423,283

$1,351,702,560	$58,778,646	$27,483,321	$35,532,860	$51,176,362
166,121,003	19,488,748	2,181,327	25,618,746	17,246,921
$1,517,823,563	$78,267,394	$29,664,648	$61,151,606	$68,423,283

$1,517,823,563	$78,267,394	$29,664,648	$61,151,606	$68,423,283
43,642,753	2,150,000	1,075,000	1,300,000	2,212,690

$34.78	$36.40	$27.60	$47.04	$30.92
$1,348,460,519	$60,702,484	$27,452,386	$35,756,924	$55,033,217
$19,232,875	$290	$247,802	$726,676	$698,871
$1,873,287	$1,177,540	$11,812	$2,768	$—

Semi-Annual Financial Statements  51

Lazard Active ETF Trust Statements of Operations (unaudited)

For the Six Months Ended June 30, 2026	Lazard Emerging Markets Opportunities ETF	Lazard Equity Megatrends ETF

Investment Income
Dividends:
Unaffiliated issuers*	$1,500,659	$324,750
Affiliated issuers (Note 5)	14,329	14,961
Interest	—	1,292
Total investment income	1,514,988	341,003

Expenses
Management fees (Note 3)	558,023	147,447
Offering costs (Note 2(i))	6,049	—
Other^	774	—
Total gross expenses	564,846	147,447
Management fees waived and expenses reimbursed	(633)	(25,236)
Total net expenses	564,213	122,211
Net investment income (loss)	950,775	218,792

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments**	1,014,502	(1,431,068)
In-kind redemptions	427,524	1,671,090
Foreign currency transactions	1,787	(552)
Total net realized gain (loss)	1,443,813	239,470
Net change in unrealized appreciation (depreciation) on:
Investments†	34,193,038	1,752,600
Foreign currency translations	(706)	(862)
Forward currency contracts	—	—
Total net change in unrealized appreciation (depreciation)	34,192,332	1,751,738
Net realized and unrealized gain (loss)	35,636,145	1,991,208
Net increase (decrease) resulting from operations	$36,586,920	$2,210,000
* Net of foreign withholding taxes of	$181,222	$27,445
** Net of foreign capital gains taxes of	$—	$—
† Includes net change in foreign capital gains taxes of	$—	$—
^ Includes interest on line of credit	$774	$—

The accompanying notes are an integral part of these financial statements.

52  Semi-Annual Financial Statements

Lazard International Dynamic Equity ETF	Lazard Japanese Equity ETF	Lazard Listed Infrastructure ETF	Lazard Next Gen Technologies ETF	Lazard US Systematic Small Cap Equity ETF

$16,228,106	$732,674	$461,686	$109,799	$399,393
203,525	294	5,396	18,912	12,420
3,341	—	—	—	—
16,434,972	732,968	467,082	128,711	411,813

1,988,038	222,425	115,129	151,916	181,978
11,194	—	800	—	2,663
—	—	10	—	—
1,999,232	222,425	115,939	151,916	184,641
(8,760)	(15)	(230)	(26,105)	(544)
1,990,472	222,410	115,709	125,811	184,097
14,444,500	510,558	351,373	2,900	227,716

(8,685,688)	(25,878)	27,029	(66,152)	(2,851,054)
22,916,614	3,756,068	167,096	1,334,353	8,150,880
(414,143)	(86,091)	127,076	(6,580)	—
13,816,783	3,644,099	321,201	1,261,621	5,299,826

91,585,009	6,054,320	1,697,713	11,357,236	6,833,337
(50,102)	(10,736)	(1,221)	(76)	—
—	—	171,381	—	—

91,534,907	6,043,584	1,867,873	11,357,160	6,833,337
105,351,690	9,687,683	2,189,074	12,618,781	12,133,163
$119,796,190	$10,198,241	$2,540,447	$12,621,681	$12,360,879
$1,956,570	$82,710	$30,748	$9,922	$5,681
$194,356	$—	$—	$—	$—
$(12,859)	$—	$—	$—	$—
$—	$—	$10	$—	$—

Semi-Annual Financial Statements  53

Lazard Active ETF Trust Statements of Changes in Net Assets (unaudited)

	Lazard Emerging Markets Opportunities ETF
	Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31, 2025 (a)

Increase (Decrease) in Net Assets From

Operations
Net investment income (loss)	$950,775	$1,820,021
Net realized gain (loss)	1,443,813	17,885,988
Net change in unrealized appreciation (depreciation)	34,192,332	13,761,179
Net increase (decrease) resulting from operations	36,586,920	33,467,188

Distributions to shareholders (Note 2(e))
Net investment income and/or net realized gains
ETF Shares	(786,157)	—
Institutional Shares	—	(1,406,180)
Open Shares	—	(25,930)
R6 Shares	—	(19,303)
Net decrease in net assets resulting from distributions	(786,157)	(1,451,413)

Capital stock transactions
Net proceeds from sales
ETF Shares	25,361,769	1,263,836
Institutional Shares	—	27,489,750
Open Shares	—	1,222,052
R6 Shares	—	820,509
Net proceeds from reinvestment of distributions
ETF Shares	—	—
Institutional Shares	—	1,389,895
Open Shares	—	25,005
R6 Shares	—	19,303
Cost of shares redeemed
ETF Shares	(2,721,130)	(2,510,676)
Institutional Shares	—	(45,695,979)
Open Shares	—	(3,855,723)
R6 Shares	—	(1,999,469)
Net increase (decrease) in net assets from capital stock transactions	22,640,639	(21,831,497)
Total increase in net assets	58,441,402	10,184,278
Net assets at beginning of period	122,418,969	112,234,691
Net assets at end of period	$180,860,371	$122,418,969

The accompanying notes are an integral part of these financial statements.

54  Semi-Annual Financial Statements

Lazard Equity Megatrends ETF		Lazard International Dynamic Equity ETF
Six Months Ended June 30, 2026 (unaudited)	Period Ended December 31, 2025 (b)	Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31, 2025 (c)

$218,792	$129,857	$14,444,500	$4,069,372
239,470	1,603,379	13,816,783	5,136,795
1,751,738	7,494,343	91,534,907	58,853,483
2,210,000	9,227,579	119,796,190	68,059,650

(118,841)	(120,090)	(11,616,245)	(3,542,282)
—	—	—	(539,960)
—	—	—	—
—	—	—	—

(118,841)	(120,090)	(11,616,245)	(4,082,242)

9,699,709	44,352,185	978,852,105	469,613,005
—	—	—	35,879,080
—	—	—	19,725,672
—	—	—	—

—	—	—	—
—	—	—	539,942
—	—	—	—
—	—	—	—

(4,079,970)	(7,081,717)	(80,765,660)	(50,154,259)
—	—	—	(11,802,136)
—	—	—	(43,515,596)
—	—	—	—

5,619,739	37,270,468	898,086,445	420,285,708
7,710,898	46,377,957	1,006,266,390	484,263,116
46,377,957	—	511,557,173	27,294,057
$54,088,855	$46,377,957	$1,517,823,563	$511,557,173

Semi-Annual Financial Statements  55

	Lazard Emerging Markets Opportunities ETF
	Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31, 2025 (a)

Shares issued and redeemed

ETF Shares
Shares outstanding at beginning of period	4,855,397	5,564,541	(d)
Shares sold	900,000	1,142,010	(d)
Shares issued to shareholders from reinvestment of distributions	—	60,068	(d)
Shares converted from Open Shares	—	99,586	(d)
Shares converted from R6 Shares	—	67,856	(d)
Shares redeemed	(100,000)	(2,078,664	)(d)
Net increase (decrease)	800,000	(709,144	)(d)
Shares outstanding at end of period	5,655,397	4,855,397	(d)

Open Shares
Shares outstanding at beginning of period	—	196,087
Shares sold	—	109,218
Shares issued to shareholders from reinvestment of distributions	—	2,055
Shares converted to ETF Shares	—	(188,565)
Shares redeemed	—	(118,795)
Net increase (decrease)	—	(196,087)
Shares outstanding at end of period	—	—

R6 Shares
Shares outstanding at beginning of period	—	74,469
Shares sold	—	76,863
Shares issued to shareholders from reinvestment of distributions	—	1,577
Shares converted to ETF Shares	—	(128,485)
Shares redeemed	—	(24,424)
Net increase (decrease)	—	(74,469)
Shares outstanding at end of period	—	—

(a)	On October 24, 2025, Lazard Emerging Markets Core Equity Portfolio (the “Target Portfolio”) was converted from a mutual fund into an ETF. The amounts disclosed include those of the Target Portfolio until the conversion on October 24, 2025. Refer to Note 12 in the Notes to Financial Statements for additional information on the reorganization.
(b)	The Portfolio commenced operations on April 7, 2025.
(c)	On May 9, 2025, Lazard International Equity Advantage Portfolio (the “Target Portfolio”) was converted from a mutual fund into an ETF. The amounts disclosed include those of the Target Portfolio until the conversion on May 9, 2025. Refer to Note 12 in the Notes to Financial Statements for additional information on the reorganization.
(d)	Amounts have been adjusted to reflect the impact of the change in capital structure associated with the ETF conversion.

The accompanying notes are an integral part of these financial statements.

56  Semi-Annual Financial Statements

Lazard Equity Megatrends ETF		Lazard International Dynamic Equity ETF
Six Months Ended June 30, 2026 (unaudited)	Period Ended December 31, 2025 (b)	Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31, 2025 (c)

1,425,000	—	16,842,753	239,504	(d)
300,000	1,650,000	29,200,000	17,907,931	(d)

—	—	—	22,225	(d)
—	—	—	976,833	(d)
—	—	—	—	(d)
(125,000)	(225,000)	(2,400,000)	(2,303,740	)(d)
175,000	1,425,000	26,800,000	16,603,249	(d)
1,600,000	1,425,000	43,642,753	16,842,753	(d)

—	—	—	1,855,975
—	—	—	1,508,212

—	—	—	—
			(1,861,258)
—	—	—	(1,502,929)
—	—	—	(1,855,975)
—	—	—	—

—	—	—	—
—	—	—	—

—	—	—	—
—	—	—	—
—	—	—	—
—	—	—	—
—	—	—	—

Semi-Annual Financial Statements  57

	Lazard Japanese Equity ETF
	Six Months Ended June 30, 2026 (unaudited)	Period Ended December 31, 2025 (a)

Increase (Decrease) in Net Assets From

Operations
Net investment income (loss)	$510,558	$593,463
Net realized gain (loss)	3,644,099	640,742
Net change in unrealized appreciation (depreciation)	6,043,584	10,239,767
Net increase (decrease) resulting from operations	10,198,241	11,473,972

Distributions to shareholders (Note 2(e))
Net investment income and/or net realized gains
ETF Shares	(505,736)	(1,148,239)
Net decrease in net assets resulting from distributions	(505,736)	(1,148,239)

Capital stock transactions
Net proceeds from sales
ETF Shares	15,544,110	58,252,245
Net proceeds from reinvestment of distributions
ETF Shares	—	—
Cost of shares redeemed
ETF Shares	(12,267,740)	(3,279,459)
Net increase (decrease) in net assets from capital stock transactions	3,276,370	54,972,786
Total increase in net assets	12,968,875	65,298,519
Net assets at beginning of period	65,298,519	—
Net assets at end of period	$78,267,394	$65,298,519

Shares issued and redeemed

ETF Shares
Shares outstanding at beginning of period	2,050,000	—
Shares sold	450,000	2,154,000
Shares converted from Open Shares	—	—
Shares converted from R6 Shares	—	—
Shares redeemed	(350,000)	(104,000)
Net increase	100,000	2,050,000
Shares outstanding at end of period	2,150,000	2,050,000

(a)	The Portfolio commenced operations on April 7, 2025.
(b)	The Portfolio commenced operations on October 6, 2025.

The accompanying notes are an integral part of these financial statements.

58  Semi-Annual Financial Statements

Lazard Listed Infrastructure ETF		Lazard Next Gen Technologies ETF
Six Months Ended June 30, 2026 (unaudited)	Period Ended December 31, 2025 (b)	Six Months Ended June 30, 2026 (unaudited)	Period Ended December 31, 2025 (a)

$351,373	$95,914	$2,900	$(15,279)
321,201	(17,497)	1,261,621	1,715,346
1,867,873	(3,102)	11,357,160	13,317,927
2,540,447	75,315	12,621,681	15,017,994

(226,054)	(210,555)	(98,501)	(22,160)

(226,054)	(210,555)	(98,501)	(22,160)

10,782,607	18,770,358	2,904,918	42,545,737

—	—	—	—

(2,067,470)	—	(2,973,485)	(8,844,578)

8,715,137	18,770,358	(68,567)	33,701,159
11,029,530	18,635,118	12,454,613	48,696,993
18,635,118	—	48,696,993	—
$29,664,648	$18,635,118	$61,151,606	$48,696,993

750,000	—	1,300,000	—
400,000	750,000	75,000	1,550,000
—	—	—	—
—	—	—	—
(75,000)	—	(75,000)	(250,000)
325,000	750,000	—	1,300,000
1,075,000	750,000	1,300,000	1,300,000

Semi-Annual Financial Statements  59

	Lazard US Systematic Small Cap Equity ETF
	Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31, 2025 (a)

Increase (Decrease) in Net Assets From

Operations
Net investment income (loss)	$227,716	$320,394
Net realized gain (loss)	5,299,826	4,039,775
Net change in unrealized appreciation (depreciation)	6,833,337	(1,838,083)
Net increase (decrease) resulting from operations	12,360,879	2,522,086

Distributions to shareholders (Note 2(e))
Net investment income and/or net realized gains
ETF Shares	(158,687)	—
Institutional Shares	—	(3,036,962)
Open Shares	—	—
R6 Shares	—	—
Net decrease in net assets resulting from distributions	(158,687)	(3,036,962)

Capital stock transactions
Net proceeds from sales
ETF Shares	36,812,005	18,508,230
Institutional Shares	—	6,365,176
Open Shares	—	7,800
R6 Shares	—	—
Net proceeds from reinvestment of distributions
ETF Shares	—	—
Institutional Shares	—	3,036,962
Open Shares	—	—
R6 Shares	—	—
Cost of shares redeemed
ETF Shares	(35,883,502)	(16,586,467)
Institutional Shares	—	(14,830,182)
Open Shares	—	(158,776)
R6 Shares	—	(118,723)
Net increase (decrease) in net assets from capital stock transactions	928,503	(3,775,980)
Total increase (decrease) in net assets	13,130,695	(4,290,856)
Net assets at beginning of period	55,292,588	59,583,444
Net assets at end of period	$68,423,283	$55,292,588

The accompanying notes are an integral part of these financial statements.

60  Semi-Annual Financial Statements

	Lazard US Systematic Small Cap Equity ETF
	Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31, 2025 (a)

Shares issued and redeemed

ETF Shares
Shares outstanding at beginning of period	2,187,690	2,333,167	(b)
Shares sold	1,300,000	1,001,313	(b)
Shares issued to shareholders from reinvestment of distributions	—	126,512	(b)
Shares converted from Open Shares	—	4,534	(b)
Shares converted from R6 Shares	—	4,955	(b)
Shares redeemed	(1,275,000)	(1,282,791	)(b)
Net increase (decrease)	25,000	(145,477	)(b)
Shares outstanding at end of period	2,212,690	2,187,690	(b)

Open Shares
Shares outstanding at beginning of period	—	14,258
Shares sold	—	783
Shares issued to shareholders from reinvestment of distributions	—	—
Shares converted to ETF Shares	—	(10,336)
Shares redeemed	—	(4,705)
Net increase (decrease)	—	(14,258)
Shares outstanding at end of period	—	—

R6 Shares
Shares outstanding at beginning of period	—	11,296
Shares sold	—	—
Shares issued to shareholders from reinvestment of distributions	—	—
Shares converted to ETF Shares	—	(11,296)
Shares redeemed	—	—
Net increase (decrease)	—	(11,296)
Shares outstanding at end of period	—	—

(a)	On September 12, 2025, Lazard US Systematic Small Cap Equity Portfolio (the “Target Portfolio”) was converted from a mutual fund into an ETF. The amounts disclosed include those of the Target Portfolio until the conversion on September 12, 2025. Refer to Note 12 in the Notes to Financial Statements for additional information on the reorganization.
(b)	Amounts have been adjusted to reflect the impact of the change in capital structure associated with the ETF conversion.

Semi-Annual Financial Statements  61

Lazard Active ETF Trust Financial Highlights (unaudited)

LAZARD EMERGING MARKETS OPPORTUNITIES ETF

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/26†	12/31/25*	12/31/24*	12/31/23*	12/31/22*	12/31/21*

Net asset value, beginning of period	$25.21	$19.67	$18.58	$16.80	$21.89	$24.84
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.18	0.32	0.25	0.32	0.32	0.15
Net realized and unrealized gain (loss)	6.73	5.47	1.09	1.74	(5.05)	(2.93)
Total from investment operations	6.91	5.79	1.34	2.06	(4.73)	(2.78)
Less distributions from:
Net investment income	(0.14)	(0.25)	(0.25)	(0.28)	(0.36)	(0.17)
Total distributions	(0.14)	(0.25)	(0.25)	(0.28)	(0.36)	(0.17)
Net asset value, end of period	$31.98	$25.21	$19.67	$18.58	$16.80	$21.89
Total Return (b)	27.39%	29.50%	7.26%	12.29%	-21.63%	-11.21%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$180,860	$122,419	$109,428	$115,633	$92,730	$156,284
Ratios to average net assets (c):
Net expenses	0.75%	1.04%	1.10%	11.50%	1.22%	1.16%
Gross expenses	0.75%	1.13%	1.24%	12.70%	12.30%	11.60%
Net investment income (loss)	1.26%	1.44%	1.27%	1.82%	1.75%	0.64%
Portfolio turnover rate	10%^	71%^	39%	74%	28%	31%

†	Unaudited
*	Per share amounts have been adjusted to account for changes in the capital structure resulting from the merger.
^	Portfolio turnover rate is not annualized for the periods less than one year and excludes investments received or delivered from in-kind processing of creation unit purchases or redemptions.
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Total returns reflect reinvestment of all dividends and distributions, if any. Returns for a period of less than one year are not annualized.
(c)	Annualized for a period of less than one year.

The accompanying notes are an integral part of these financial statements.

62  Semi-Annual Financial Statements

LAZARD EQUITY MEGATRENDS ETF

Selected data for a share of capital stock outstanding throughout each period	Six Months Ended 6/30/26†	For the Period 4/7/25* to 12/31/25

Net asset value, beginning of period	$32.55	$25.00
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.14	0.10
Net realized and unrealized gain (loss)	1.19	7.55
Total from investment operations	1.33	7.65
Less distributions from:
Net investment income	(0.07)	(0.10)
Total distributions	(0.07)	(0.10)
Net asset value, end of period	$33.81	$32.55
Total Return (b)	4.12%	30.64%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$54,089	$46,378
Ratios to average net assets (c):
Net expenses	0.50%	0.51%
Gross expenses	0.60%	0.61%
Net investment income (loss)	0.89%	0.46%
Portfolio turnover rate^	21%	5%

†	Unaudited
*	The Portfolio commenced operations on April 7, 2025.
^	Portfolio turnover rate is not annualized for the periods less than one year and does not include in-kind transactions, if applicable.
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Total returns reflect reinvestment of all dividends and distributions, if any. The Investment Manager has voluntarily agreed to waive a portion of its management fee payable by the Portfolio in the amount of 0.10% of average daily net assets, without such waiver/ reimbursement of expenses, the Portfolio’s returns would have been lower. Returns for a period of less than one year are not annualized.
(c)	Annualized for a period of less than one year.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements  63

LAZARD INTERNATIONAL DYNAMIC EQUITY ETF

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/26†	12/31/25*	12/31/24*	12/31/23*	12/31/22*	12/31/21*

Net asset value, beginning of period	$30.37	$22.48	$21.19	$17.79	$21.32	$19.66
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.48	0.52	0.42	0.50	0.55	0.55
Net realized and unrealized gain (loss)	4.21	8.31	2.03	3.03	(3.41)	2.19
Total from investment operations	4.69	8.83	2.45	3.53	(2.86)	2.74
Less distributions from:
Net investment income	(0.28)	(0.78)	(0.40)	(0.13)	(0.57)	(0.55)
Net realized gains	—	(0.16)	(0.76)	—	(0.10)	(0.53)
Total distributions	(0.28)	(0.94)	(1.16)	(0.13)	(0.67)	(1.08)
Net asset value, end of period	$34.78	$30.37	$22.48	$21.19	$17.79	$21.32
Total Return (b)	15.43%	40.07%	11.68%	19.82%	-13.45%	13.94%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$1,517,824	$511,557	$5,384	$3,076	$2,444	$2,855
Ratios to average net assets (c):
Net expenses	0.40%	0.42%	0.80%	0.80%	0.85%	0.90%
Gross expenses	0.40%	0.43%	1.54%	5.66%	7.06%	5.81%
Net investment income (loss)	2.91%	1.84%	1.79%	2.50%	3.01%	2.54%
Portfolio turnover rate	46%^	88%^	82%	88%	85%	99%

†	Unaudited
*	Per share amounts have been adjusted to account for changes in the capital structure resulting from the merger.
^	Portfolio turnover rate is not annualized for the periods less than one year and excludes investments received or delivered from in-kind processing of creation unit purchases or redemptions.
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Total returns reflect reinvestment of all dividends and distributions, if any. Returns for a period of less than one year are not annualized.
(c)	Annualized for a period of less than one year.

The accompanying notes are an integral part of these financial statements.

64  Semi-Annual Financial Statements

LAZARD JAPANESE EQUITY ETF

Selected data for a share of capital stock outstanding throughout each period	Six Months Ended 6/30/26†	For the Period 4/7/25* to 12/31/25

Net asset value, beginning of period	$31.85	$25.00
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.24	0.36
Net realized and unrealized gain (loss)	4.54	7.25
Total from investment operations	4.78	7.61
Less distributions from:
Net investment income	(0.23)	(0.76)
Total distributions	(0.23)	(0.76)
Net asset value, end of period	$36.40	$31.85
Total Return (b)	14.98%	30.81%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$78,267	$65,299
Ratios to average net assets (c):
Net expenses	0.60%	0.61%
Gross expenses	0.60%	0.61%
Net investment income (loss)	1.38%	1.64%
Portfolio turnover rate^	2%	8%

†	Unaudited
*	The Portfolio commenced operations on April 7, 2025.
^	Portfolio turnover rate is not annualized for the periods less than one year and does not include in-kind transactions, if applicable.
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Total returns reflect reinvestment of all dividends and distributions, if any. Returns for a period of less than one year are not annualized.
(c)	Annualized for a period of less than one year.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements  65

LAZARD LISTED INFRASTRUCTURE ETF

Selected data for a share of capital stock outstanding throughout each period	Six Months Ended 6/30/26†	For the Period 10/6/25* to 12/31/25

Net asset value, beginning of period	$24.85	$25.00
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.39	0.15
Net realized and unrealized gain (loss)	2.60	0.02 (b)
Total from investment operations	2.99	0.17
Less distributions from:
Net investment income	(0.24)	(0.32)
Total distributions	(0.24)	(0.32)
Net asset value, end of period	$27.60	$24.85
Total Return (c)	12.06%	0.70%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$29,665	$18,635
Ratios to average net assets (d):
Net expenses	0.96%	0.96%
Gross expenses	0.97%	0.96%
Net investment income (loss)	2.93%	2.48%
Portfolio turnover rate^	4%	3%

†	Unaudited
*	The Portfolio commenced operations on October 6, 2025.
^	Portfolio turnover rate is not annualized for the periods less than one year and does not include in-kind transactions, if applicable.
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of sales and repurchases of Portfolio shares in relation to fluctuating market values for investments held by the Portfolio.
(c)	Total returns reflect reinvestment of all dividends and distributions, if any. Returns for a period of less than one year are not annualized.
(d)	Annualized for a period of less than one year.

The accompanying notes are an integral part of these financial statements.

66  Semi-Annual Financial Statements

LAZARD NEXT GEN TECHNOLOGIES ETF

Selected data for a share of capital stock outstanding throughout each period	Six Months Ended 6/30/26†	For the Period 4/7/25* to 12/31/25

Net asset value, beginning of period	$37.46	$25.00
Income (Loss) from investment operations:
Net investment income (loss) (a)	— (b)	(0.01)
Net realized and unrealized gain (loss)	9.66	12.49
Total from investment operations	9.66	12.48
Less distributions from:
Net investment income	(0.08)	(0.02)
Total distributions	(0.08)	(0.02)
Net asset value, end of period	$47.04	$37.46
Total Return (c)	25.87%	49.92%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$61,152	$48,697
Ratios to average net assets (d):
Net expenses	0.50%	0.51%
Gross expenses	0.60%	0.61%
Net investment income (loss)	0.01%	-0.05%
Portfolio turnover rate^	31%	11%

†	Unaudited
*	The Portfolio commenced operations on April 7, 2025.
^	Portfolio turnover rate is not annualized for the periods less than one year and does not include in-kind transactions, if applicable.
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Amount is less than $0.01 per share.
(c)	Total returns reflect reinvestment of all dividends and distributions, if any.
The Investment Manager has voluntarily agreed to waive a portion of its management fee payable by the Portfolio in the amount of 0.10% of average daily net assets, without such waiver/ reimbursement of expenses, the Portfolio’s returns would have been lower. Returns for a period of less than one year are not annualized.
(d)	Annualized for a period of less than one year.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements  67

LAZARD US SYSTEMATIC SMALL CAP EQUITY ETF

Selected data for a share of capital stock	Six Months	Year Ended				For the Period 10/29/21#
outstanding throughout each period	Ended 6/30/26†	12/31/25*	12/31/24*	12/31/23*	12/31/22*	to 12/31/21*

Net asset value, beginning of period	$25.27	$25.42	$23.18	$19.42	$23.39	$22.80
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.10	0.15	0.21	0.11	0.21	0.05
Net realized and unrealized gain (loss)	5.62	1.23	2.81	3.74	(4.04)	0.59
Total from investment operations	5.72	1.38	3.02	3.85	(3.83)	0.64
Less distributions from:
Net investment income	(0.07)	(0.14)	(0.14)	(0.09)	(0.14)	(0.05)
Net realized gains	—	(1.39)	(0.64)	—	—	—
Total distributions	(0.07)	(1.53)	(0.78)	(0.09)	(0.14)	(0.05)
Net asset value, end of period	$30.92	$25.27	$25.42	$23.18	$19.42	$23.39
Total Return (b)	22.68%	5.78%	12.92%	19.80%	-16.33%	-2.83%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$68,423	$55,293	$59,298	$39,779	$24,786	$3,983
Ratios to average net assets (c):
Net expenses	0.61%	0.81%	0.90%	0.90%	0.90%	0.90%
Gross expenses	0.61%	1.05%	1.15%	1.37%	2.67%	5.13%
Net investment income (loss)	0.75%	0.62%	0.83%	0.53%	1.00%	1.39%
Portfolio turnover rate	34%^	156%^	111%	110%	74%	22%

†	Unaudited
*	Per share amounts have been adjusted to account for changes in the capital structure resulting from the merger.
#	The Target Portfolio commenced operations on October 29, 2021.
^	Portfolio turnover rate is not annualized for the periods less than one year and excludes investments received or delivered from in-kind processing of creation unit purchases or redemptions.
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Total returns reflect reinvestment of all dividends and distributions, if any. Returns for a period of less than one year are not annualized.
(c)	Annualized for a period of less than one year.

The accompanying notes are an integral part of these financial statements.

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Lazard Active ETF Trust Notes to Financial Statements

June 30, 2026 (unaudited)

1. Organization

The Lazard Active ETF Trust (the “Trust”) was organized in Delaware on October 29, 2024 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of June 30, 2026, the Trust was comprised of seven portfolios (each referred to as a “Portfolio”).

Emerging Markets Opportunities, International Dynamic Equity, Listed Infrastructure and US Systematic Small Cap are operated as “diversified” funds, as defined in the 1940 Act. The other Portfolios, are operated as “non-diversified” funds, as defined in the 1940 Act.

2. Significant Accounting Policies

The accompanying financial statements are presented in conformity with GAAP. The Portfolios are investment companies and therefore apply specialized accounting guidance in accordance with Accounting Standards Codification Topic 946. The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of the financial statements:

(a) Valuation of Investments—Equity securities traded on a securities exchange or market, including exchange-traded option contracts, rights and warrants, and exchange traded funds, are valued at the last reported sales price (for U.S. listed equity securities) or the closing price (for non-U.S. listed equity securities) on the exchange or market on which the security is principally traded or, for securities trading on the Nasdaq, the Nasdaq Official Closing Price. If there is no available closing price for a non-U.S. listed equity security, the last reported sales price is used. If there are no reported sales of a security on the valuation date, the security is valued at the most recent quoted bid price on such date reported by such principal exchange or market. Forward currency contracts generally are valued using quotations from an independent pricing service. Investments in money market funds are valued at the fund’s net asset value (“NAV”) per share.

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Trading on certain non-U.S. securities exchanges or markets, such as those in Europe and Asia, ordinarily may be completed before the close of business on each business day in New York (i.e., a day on which the New York Stock Exchange (the “NYSE”) is open). In addition, securities in non-U.S. countries, may not trade on all business days in New York and on which the NAV of a Portfolio is calculated.

The Board of Trustees (the “Board”) has designated Lazard Asset Management LLC (the “Investment Manager”) to perform fair value determinations pursuant to Rule 2a-5 under the 1940 Act. The Investment Manager has created a Valuation Sub-Committee of its Valuation and Liquidity Committee, which may evaluate a variety of factors to determine the fair value of securities for which market quotations are determined not to be readily available or reliable. These factors include, but are not limited to, the type of security, the value of comparable securities, observations from financial institutions and relevant news events. Input from the Investment Manager’s portfolio management team also will be considered. Using a fair value pricing methodology to price securities may result in a value that is different from the most recent closing price of a security and from the prices used by other investment companies to calculate their portfolios’ NAVs.

(b)  Portfolio Securities Transactions and Investment Income—Portfolio securities transactions are accounted for on trade date. Realized gain (loss) on sales of investments are recorded on a specific identification basis. Dividend income is recorded on the ex- dividend date except for certain dividends from non-U.S. securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received by a Portfolio. Interest income, if any, is accrued daily.

A Portfolio may be subject to taxes imposed by non-U.S. countries in which it invests. Such taxes are generally based upon income earned or capital gains (realized and/or unrealized). An affected Portfolio accrues and applies such taxes to net investment income, net realized gains and net unrealized gains concurrent

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with the recognition of income earned or capital gains (realized and/or unrealized) from the applicable portfolio securities.

As a result of several court cases in certain countries across the European Union, some Portfolios have filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative proceedings by the local jurisdictions’ tax authorities within the European Union, as well as a number of related judicial proceedings. Uncertainty exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these claims, and the potential timing of payment, and accordingly no amounts are reflected in the financial statements until a positive decision has been awarded, at which time the amount will be recorded within dividend income on the Statements of Operations. Such amounts, if and when recorded, would increase dividend income, resulting in an increase in a Portfolio’s NAV per share.

(c) Foreign Currency Translation and Forward Currency Contracts—The accounting records of the Trust are maintained in U.S. dollars. Portfolio securities and other assets and liabilities denominated in a foreign currency are translated daily into U.S. dollars at the prevailing rates of exchange. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rates on the respective transaction dates.

The Portfolios do not isolate the portion of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in their market prices. Such fluctuations are included in net realized and unrealized gain (loss) on investments.

A forward currency contract is an agreement between two parties to buy or sell currency at a set price on a future date. Daily fluctuations in the value of forward currency contracts are recorded as unrealized appreciation (depreciation) on forward currency contracts. When the contract is closed, the Portfolio records a realized gain (loss) equal to the difference between the

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value at the time it was opened and the value at the time it was closed. Net realized gain (loss) on foreign currency transactions and forward currency contracts represent net foreign currency gain (loss) from forward currency contracts, disposition of foreign currencies, currency gain (loss) realized between the trade and settlement dates on securities transactions, and the difference between the amount of dividends, interest and foreign withholding taxes recorded on the Portfolios’ accounting records and the U.S. dollar equivalent amounts actually received or paid. Net change in unrealized appreciation (depreciation) on foreign currency translations reflects the impact of changes in exchange rates on the value of assets and liabilities, other than investments in securities, during the period.

During the period ended June 30, 2026, Listed Infrastructure traded in forward currency contracts.

(d) Federal Income Taxes—The Trust’s policy is for each Portfolio to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and to distribute all of its taxable income, including any net realized capital gains, to shareholders. Therefore, no federal income tax provision is required.

At December 31, 2025, the following Portfolios had unused realized capital loss carryovers which, for federal income tax purposes, could be used to offset future realized capital gains with no expiration date as follows:

Portfolio	Short-Term	Long-Term
Emerging Markets Opportunities	$(17,279,599)	$(36,655,110)
International Dynamic Equity	(1,076,005)	—
Japanese Equity	(266,210)	—
Next Gen Technologies	(222,361)	—

During the year ended December 31, 2025, the following Portfolios utilized realized capital loss carryovers from previous years as follows:

Portfolio	Amounts
Emerging Markets Opportunities	$17,593,763

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Post-October capital losses or certain late-year ordinary losses, as defined by the Code, within the taxable year may be deferred and treated as occurring on the first day of the following tax year. For the tax year ended December 31, 2025, the following Portfolios elected to defer such losses as follows:

Portfolio	Post-October capital loss deferral	Late-Year Ordinary loss deferral
Listed Infrastructure	$—	$127,931
US Systematic Small Cap Equity	605,267	—

For federal income tax purposes, the aggregate cost, aggregate gross unrealized appreciation, aggregate gross unrealized depreciation and the net unrealized appreciation (depreciation) were as follows:

Portfolio	Aggregate Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Emerging Markets Opportunities	$111,929,298	$76,954,635	$8,091,031	$68,863,604
Equity Megatrends	45,809,277	12,324,930	3,078,087	9,246,843
International Dynamic Equity	1,367,693,394	207,573,118	55,715,571	151,857,547
Japanese Equity	60,702,774	18,565,949	2,271,716	16,294,233
Listed Infrastructure	27,700,188	2,342,437	476,941	1,865,496
Next Gen Technologies	36,483,600	25,340,048	664,923	24,675,125
US Systematic Small Cap Equity	55,732,088	14,011,577	1,170,713	12,840,864

Management has analyzed the Portfolios’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on tax returns filed for any open tax years (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction’s statute of limitations. Each Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

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(e) Dividends and Distributions—For Emerging Markets Opportunities, International Dynamic Equity and Japanese Equity, income dividends, if any, are anticipated to be paid semi-annually. For all other Portfolios, income dividends, if any, are anticipated to be paid quarterly. Net capital gains, if any, are normally distributed annually but may be distributed more frequently.

Each Portfolio intends to elect on its tax returns to treat a portion of redemption proceeds paid to redeeming shareholders as a distribution of net investment income and net capital gain. This portion represents the redeeming shareholders’ share of the Portfolio’s undistributed investment company taxable income and net capital gain. This practice, known as equalization accounting, reduces the amount of income and gains that the Portfolio would otherwise need to distribute as dividends in order to avoid federal income and excise taxes. As a result, fewer distributions are required to be made to non-redeeming shareholders, and those shareholders may defer recognition of taxable income. Because any undistributed income is reflected in the Portfolio’s share value, the total return on a shareholder’s investment is not affected by the use of equalization accounting.

Real estate investment trust (“REIT”) distributions received by a Portfolio are generally comprised of ordinary income, long-term capital gains and a return of REIT capital. However, as the actual character of such distributions received are not known until after the calendar year end, distributions made by a Portfolio during the year are subject to re-characterization that may result in some portion of the distributions being reclassified as a return of capital distribution to Portfolio shareholders.

Income and capital gains distributions are determined in accordance with federal income tax regulations which may differ from GAAP. These book/tax differences, which may result in distribution reclassifications, are primarily due to differing treatments of foreign currency gains and losses, wash sales, merger activity, passive foreign investment companies, expiring capital loss carryovers, forward currency mark to market, net operating loss, certain expenses, foreign capital gains taxes,

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non-deductible organization expenses, REIT basis adjustments, distribution in excess of current earnings, equalization accounting (as described above), non-REIT non-taxable dividend adjustment to income, distributions redesignations, return of capital distributions, receivable from tax reclaim and distributions from real estate investment trusts and partnerships. The book/tax differences relating to shareholder distributions may result in reclassifications among certain capital accounts.

(f) Estimates—The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates.

(g) Net Asset Value—The NAV per share of each Portfolio is determined each day the NYSE is open for trading as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time). The Trust will not treat an intraday unscheduled disruption in NYSE trading as a closure of the NYSE, and will price its shares as of 4:00 p.m., if the particular disruption directly affects only the NYSE.

(h) In-kind Redemptions—For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Portfolios. Because such gains or losses are not taxable to the Portfolios and are not distributed to existing Portfolio shareholders, the gains or losses are reclassified from distributable earnings (accumulated loss) to paid-in capital at the end of the Portfolios’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

(i) Offering Costs—Costs incurred by the Trust in connection with the offering of shares of a new Portfolio or share class of a Portfolio are deferred and amortized on a straight line basis over a twelve-month period from the date of commencement

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of operations of the Portfolio or share class. The Investment Manager will generally pay for any offering costs incurred by a new Portfolio and be reimbursed by that Portfolio within the amortization period.

3. Investment Management, Administration, Custody, Distribution and Transfer Agency Agreements

The Trust, on behalf of the Portfolios, has entered into an investment management agreement (the “Management Agreement”) with the Investment Manager. Pursuant to the Management Agreement, the Investment Manager manages the investment operations and the assets of each Portfolio, including the purchase, retention and disposition thereof, in accordance with the Portfolio’s investment objectives, policies, and restrictions, and provides the Portfolios with administrative, operational and compliance assistance services. For its services provided to the Portfolios, the Investment Manager earns a management fee, accrued daily as a percentage of each Portfolio’s average daily net assets and payable by each Portfolio monthly, at the annual rate set forth below:

Portfolio	Annual Rate
Emerging Markets Opportunities	0.74%
Equity Megatrends	0.60
International Dynamic Equity	0.40
Japanese Equity	0.60
Listed Infrastructure	0.96
Next Gen Technologies	0.60
US Systematic Small Cap Equity	0.60

The Investment Manager will pay all expenses of each Portfolio, except for the fee payment under the Management Agreement, fees and expenses of “Acquired Funds” (as defined in Form N- 1A), interest expense, offering costs, trading expenses, taxes and extraordinary expenses. Notwithstanding the foregoing, the Investment Manager has agreed to pay a portion of each Portfolio’s offering costs, so that offering costs borne by each Portfolio do not amount to .01% of its average net assets.

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With respect to Equity Megatrends and Next Gen Technologies, the Investment Manager has voluntarily agreed to waive a portion of its management fee payable by each Portfolio in the amount of .10% of the respective Portfolio’s average daily net assets. This fee waiver arrangement will continue until at least May 1, 2027 and prior to such date the Investment Manager may not terminate the arrangement without the approval of the Board.

Additionally, each Portfolio may invest in other investment companies managed by the Investment Manager. The Portfolio deducts any fees charged by such investment company from the payment to be made to the Investment Manager under the Management Agreement.

During the period ended June 30, 2026, the Investment Manager waived its management fees and reimbursed the following Portfolios for other expenses as follows:

Portfolio	Management Fees Waived
Emerging Markets Opportunities	$633
Equity Megatrends	25,236
International Dynamic Equity	8,760
Japanese Equity	15
Listed Infrastructure	230
Next Gen Technologies	26,105
US Systematic Small Cap Equity	544

The aforementioned waivers and/or reimbursements are not subject to recoupment by the Investment Manager.

State Street Bank and Trust Company (“State Street”) serves as the Trust’s custodian and provides the Trust with certain administrative services.

The Trust has a distribution agreement with Foreside Fund Services, LLC (the “Distributor”), a wholly-owned subsidiary of Foreside Financial Group, LLC (d/b/a ACA Group), to serve as the distributor for shares of each Portfolio. The Distributor bears, among other expenses, the cost of preparing and distributing

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materials used by the Distributor in connection with its offering Portfolio shares and other advertising and promotional expenses.

State Street acts as the Trust’s transfer agent and dividend disbursing agent.

4.Trustees’ Compensation

Pursuant to the Management Agreement described in Note 3, the Investment Manager pays the fees and expenses of the Independent Trustees’ of the Portfolios (an “Independent Trustee” is a Trustee who is not an “interested person” as defined in the 1940 Act). Certain Trustees of the Trust are officers of the Investment Manager, and such “interested persons” of the Trust are not compensated by the Portfolios. Trustees do not receive benefits from the Trust pursuant to any pension, retirement or similar arrangement.

5. Securities Transactions and Transactions with Affiliates

Purchases and sales of portfolio securities (excluding in-kind transactions and short-term investments) for the period ended June 30, 2026 were as follows:

Portfolio	Purchases	Sales
Emerging Markets Opportunities	$31,100,213	$15,430,950
Equity Megatrends	13,068,193	10,524,144
International Dynamic Equity	796,979,907	452,113,841
Japanese Equity	6,875,121	1,118,545
Listed Infrastructure	2,241,287	905,581
Next Gen Technologies	17,592,524	15,710,621
US Systematic Small Cap Equity	51,014,915	20,387,744

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In-kind transactions associated with creation and redemptions for the period ended June 30, 2026, were as follows:

Portfolio	Gain/Loss on in-kind redemptions	Purchases	Sales
Emerging Markets Opportunities	$427,524	$9,155,053	$1,774,391
Equity Megatrends	1,671,090	5,432,000	2,718,752
International Dynamic Equity	22,916,614	617,340,569	77,866,415
Japanese Equity	3,756,068	5,173,303	8,729,840
Listed Infrastructure	167,096	8,603,327	1,111,982
Next Gen Technologies	1,334,353	—	2,276,691
US Systematic Small Cap Equity	8,150,880	1,419,522	30,870,284

For the period ended June 30, 2026, the Portfolios did not engage in any cross-trades in accordance with Rule 17a-7 under the 1940 Act, and no brokerage commissions were paid to affiliates of the Investment Manager or other affiliates of the Trust for portfolio transactions executed on behalf of the Portfolios.

At June 30, 2026, the Investment Manager owned of record the following percentages of the outstanding shares of each Portfolio:

Portfolio	Investment Manager Ownership
Equity Megatrends	19.81%
Japanese Equity	8.88
Listed Infrastructure	43.72
Next Gen Technologies	25.00
US Systematic Small Cap Equity	49.64

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A summary of the Portfolios’ transactions in Lazard mutual funds for the period ended June 30, 2026 is as follows:

Issuer	Values at December 31, 2025	Purchase cost	Sales proceeds	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Dividend income	Shares at June 30, 2026	Values at June 30, 2026
Emerging Markets Opportunities
Lazard Government Money Market Portfolio	$1,099,706	$18,003,368	$(18,293,620)	$—	$—	$14,329	809,454	$809,454
Equity Megatrends
Lazard Government Money Market Portfolio	$452,755	$6,672,165	$(5,249,334)	$—	$—	$14,961	1,875,586	$1,875,586
International Dynamic Equity
Lazard Government Money Market Portfolio	$1,484,079	$245,343,004	$(227,594,208)	$—	$—	$203,525	19,232,875	$19,232,875
Japanese Equity
Lazard Government Money Market Portfolio	$587,220	$2,201	$(589,131)	$—	$—	$294	290	$290
Listed Infrastructure
Lazard Government Money Market Portfolio	$166,703	$1,583,985	$(1,502,886)	$—	$—	$5,396	247,802	$247,802
Next Gen Technologies
Lazard Government Money Market Portfolio	$507,765	$8,564,369	$(8,345,458)	$—	$—	$18,912	726,676	$726,676
US Systematic Small Cap Equity
Lazard Government Money Market Portfolio	$582,485	$4,524,248	$(4,407,862)	$—	$—	$12,420	698,871	$698,871

6. Line of Credit

On November 21, 2025, the Trust and The Lazard Funds, Inc. entered into an amendment to a $100 million committed line of credit (the “Line of Credit”) with State Street, primarily for temporary or emergency purposes.

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Interest on borrowings is payable at 1.00% plus the “Applicable Rate,” which is defined as the higher of (a) the Federal Funds Rate plus 10 basis points and (b) the Overnight Bank Funding Rate (OBFR) plus 10 basis points, on an annualized basis. Under the terms of the Line of Credit, the Trust has agreed to pay a 0.20% per annum fee on the unused portion of the commitment, payable quarterly in arrears. The Trust also paid an upfront fee of 0.05% of the committed line amount. Costs for the unused portion of the commitment and the upfront fee are allocated among the participating Lazard funds and their respective portfolios primarily on the basis of relative net assets.

During the period ended June 30, 2026, the following Portfolio had borrowings under the Line of Credit as follows:

Portfolio	Average Daily Loan Balance*	Maximum Daily Loan Outstanding	Weighted Average Interest Rate	Number of Days Borrowings were Outstanding
Emerging Markets Opportunities	$408,473	$408,473	4.74%	1
International Dynamic Equity	2,493,141	2,493,141	4.73	1

*	For days borrowings were outstanding.

Management believes that the fair value of the liabilities under the Agreement is equivalent to the recorded amount based on its short-term maturity and interest rate, which fluctuates with the Applicable Rate. A Portfolio’s outstanding balance under the Agreement, if any, would be categorized as Level 2.

7. Investment Risks

Not all risks described below apply to all Portfolios, or may not apply to the same degree for one or more Portfolios compared to one or more other Portfolios. In addition, not all risks applicable to an investment in a Portfolio are described below. Please see the current summary prospectus for the relevant Portfolio(s) or a current Portfolio prospectus for further information regarding a Portfolio’s investment strategy and related risks.

(a) Market Risk—The Portfolio may incur losses due to declines in one or more markets in which it invests. These declines may be the result of, among other things, political, regulatory, market,

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economic or social developments affecting the relevant market(s). To the extent that such developments impact specific industries, market sectors, countries or geographic regions, the Portfolio’s investments in such industries, market sectors, countries and/or geographic regions can be expected to be particularly affected, especially if such investments are a significant portion of its investment portfolio. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Portfolio. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers worldwide. As a result, local, regional or global events such as war or military conflict, acts of terrorism, the spread of infectious illness or other public health issues, social unrest, natural disasters, extreme weather, other geological events, man-made disasters, supply chain disruptions, market manipulations, deflation, inflation, government defaults, government shutdowns, the imposition of sanctions or other similar measures, recessions or other events could have a significant negative impact on global economic and market conditions. For example, a public health or other emergency and aggressive responses taken by many governments or voluntarily imposed by private parties, including closing borders, restricting travel and imposing prolonged quarantines or similar restrictions, as well as the closure of, or operational changes to, many retail and other businesses, may have severe negative impacts on markets worldwide. Additionally, general market conditions may affect the value of a Portfolio’s securities, including changes in interest rates, currency rates or monetary policies. Furthermore, the imposition of tariffs, trade restrictions, currency restrictions or similar actions (or retaliatory measures taken in response to such actions), or the threat or potential of one or more such events and developments, could lead to price volatility and overall declines in the U.S. and global investment markets.

(b) Non-U.S. Securities Risk—A Portfolio’s performance will be influenced by political, social and economic factors affecting the non-U.S. countries and companies in which the Portfolio invests.

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Non-U.S. securities carry special risks, such as less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity. Non-U.S. securities may also subject the Portfolio’s investments to changes in currency rates, which can make the return on an investment increase or decrease, unrelated to the quality or performance of the investment itself. Non-U.S. securities may be subject to economic sanctions or other governmental actions or developments, exchange controls (including repatriation restrictions), confiscations, trade restrictions (including tariffs) or problems related to share registration, trade settlement or asset custody, which could, among other things, effectively restrict or eliminate the Portfolio’s ability to purchase or sell certain foreign securities. To the extent the Portfolio holds securities subject to such actions, the securities may become difficult to value and/or less liquid (or illiquid). In some cases, the securities may become worthless. In addition, as a result of trade restrictions (including tariffs) and other similar governmental actions or developments, the Portfolio may be forced to sell or otherwise dispose of foreign investments at inopportune times or prices.

(c) Emerging Market Risk—Emerging market countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. The economies of countries with emerging markets may be based predominantly on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from limited reliable access to capital, extreme debt burdens or volatile inflation rates. Further, investments in securities of issuers located in certain emerging countries involve the risk of loss resulting from problems in share registration, settlement or custody, substantial economic, political and social disruptions and the threat or imposition of sanctions or exchange controls (including repatriation restrictions). The securities markets of emerging market countries may be subject to manipulation and have historically been extremely volatile and less liquid than more developed markets, thus, a Portfolio may be unable to liquidate its positions in such securities at a favorable time or price.

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These market conditions may continue or worsen. Investments in these countries may be subject to political, economic, legal, market and currency risks. Significant devaluation of emerging market currencies against the U.S. dollar may occur subsequent to acquisition of investments denominated in emerging market currencies. Emerging market countries may also be more susceptible to fraud, corruption, and money laundering, which may result in negative commercial consequences in relation to the value, liquidity and tradability of investments in or related to those regions.

(d) Foreign Currency Risk—Investments denominated in currencies other than U.S. dollars may experience a decline in value, in U.S. dollar terms, due solely to fluctuations in currency exchange rates. A Portfolio’s investments denominated in such currencies (particularly currencies of emerging markets countries), as well as any investments in currencies themselves, could be adversely affected by delays in, or a refusal to grant, repatriation of funds or conversion of currencies. Irrespective of any foreign currency exposure hedging, a Portfolio may experience a decline in the value of its portfolio securities, in U.S. dollar terms, due solely to fluctuations in currency exchange rates. The Investment Manager generally does not intend to utilize foreign currency contracts for the purpose of generating investment returns.

(e) Forward Currency Contracts and Currency Hedging Risk—Forward currency contracts, including those entered into for hedging purposes (i.e., seeking to protect Portfolio investments), may increase volatility, reduce returns, limit gains or magnify losses, perhaps substantially, particularly since forward currency contracts, like most derivative instruments, have a leverage component that provides investment exposure in excess of the amount invested. Forward currency contracts are subject to the risks of the creditworthiness of and default by the counterparty and consequently may lose all or a portion of their value due solely to the creditworthiness of or default by the counterparty. Forward currency contracts also may be illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the value of such contracts. Forward currency contracts are

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subject to many of the risks of, and can be highly sensitive to changes in the value of, the related currencies. As such, a small investment could have a potentially large impact on a Portfolio’s performance. Forward currency contracts incur costs, which reduce returns, and costs of engaging in such transactions may outweigh any gains or any losses averted from hedging activities. Successful use of forward currency contracts, whether for hedging or for other investment purposes, is subject to the Investment Manager’s ability to accurately predict movements in currency exchange rates and, for hedging transactions, there may be imperfect correlations between movements in exchange rates that could cause a Portfolio to incur significant losses. Use of forward currency contracts, even if entered into for hedging purposes, may cause a Portfolio to experience losses greater than if the Portfolio had not engaged in such transactions.

(f) Country Risk—When a significant portion of a Portfolio’s assets are invested in a particular country, such as Japan, the Portfolio would be expected to be affected by political, regulatory, market, economic and social developments affecting that country.

(g) Sector Concentration Risk—Listed Infrastructure and Next Gen Technologies concentrate their investments in specific industries or groups of industries in particular (i.e., more than 25% of the value of the Portfolio’s assets) in securities of issuers having their principal business activities in sectors, and such Portfolio would be expected to be affected by developments in those sectors.

(h) Other Equity Securities Risk—Investments in rights and warrants involve certain risks, including the possible lack of a liquid market for resale, price fluctuations and the failure of the price of the underlying security to reach a level at which the right or warrant can be prudently exercised, in which case the right or warrant may expire without being exercised and result in a loss of the Portfolio’s entire investment.

(i) Depositary Receipts Risk—ADRs and similar depositary receipts typically will be subject to certain of the risks associated with direct investments in the securities of non-U.S. companies,

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because their values depend on the performance of the underlying non-U.S. securities. However, currency fluctuations will impact investments in depositary receipts differently than direct investments in non-U.S. dollar-denominated non-U.S. securities, because a depositary receipt will not appreciate in value solely as a result of appreciation in the currency in which the underlying non-U.S. dollar security is denominated.

(j) REIT Risk—A Portfolio’s investments in Real Estate Investments (as defined in the prospectus), could lose money due to the performance of real estate-related securities even if securities markets generally are experiencing positive results. The performance of Real Estate Investments may be determined to a great extent by the current status of the real estate industry in general, or by other factors that may affect the real estate industry, even if other industries would not be so affected. Consequently, Real Estate Investments could lead to investment results that may be significantly different from investments in other real assets categories or investments in the broader securities markets. The risks related to investments in Real Estate Investments include, but are not limited to: adverse changes in general economic and local market conditions; adverse developments in employment; changes in supply or demand for similar or competing properties; unfavorable changes in applicable taxes, governmental regulations and interest rates; operating or development expenses; and lack of available financing.

Due to certain special considerations that apply to REITs, investments in REITs may carry additional risks not necessarily present in investments in other securities. REIT securities (including those trading on national exchanges) typically have trading volumes that are less than those of securities of other types of companies, which may affect a Portfolio’s ability to trade or liquidate those securities. An investment in a REIT may be adversely affected if the REIT fails to comply with applicable laws and regulations, including failing to qualify as a REIT under the Code. Failure to qualify with any of these requirements could jeopardize a company’s status as a REIT. A Portfolio generally will have no control over the operations and policies of a REIT, including qualification as a REIT.

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(k) Non-Diversification and Focused Investing Risk—Certain Portfolios’ net asset value may be more vulnerable to changes in the market value of a single issuer or group of issuers and may be relatively more susceptible to adverse effects from any single corporate, industry, economic, market, political or regulatory occurrence than if the Portfolios’ investments consisted of securities issued by a larger number of issuers.

(l) Quantitative Model Risk—The success of certain Portfolios’ investment strategy depends largely upon the effectiveness of the Investment Manager’s quantitative model. A quantitative model, such as the risk and other models used by the Investment Manager for certain Portfolios requires adherence to a systematic, disciplined process. The Investment Manager’s ability to monitor and, if necessary, adjust its quantitative model could be adversely affected by various factors, including incorrect or outdated market and other data inputs. Factors that affect a security’s value can change over time, and these changes may not be reflected in the quantitative model. In addition, factors used in quantitative analysis and the weight placed on those factors may not be predictive of a security’s value.

(m) Cybersecurity Risk—The Portfolios and their service providers are susceptible to operational and information security and related risks of cybersecurity incidents. Cybersecurity attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data or causing operational disruption. Geopolitical tensions may increase the scale and sophistication of deliberate attacks, particularly those from nation-states or from entities with nation-state backing. Cybersecurity incidents affecting the Investment Manager, transfer agent or custodian or other service providers such as financial intermediaries have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, including by impediments to the Portfolio’s investment trading; the inability of Portfolio shareholders to purchase and redeem Portfolio shares; interference with the Portfolio’s ability to calculate its NAV; violations of applicable

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privacy, data security or other laws; regulatory fines and penalties; reputational damage; reimbursement or other compensation or remediation costs; legal fees; or additional compliance costs. Similar adverse consequences could result from cybersecurity incidents affecting issuers of securities in which the Portfolio invests; counterparties with which the Portfolio engages in transactions; governmental and other regulatory authorities, exchange and other financial market operators; and banks, brokers, dealers, insurance companies and other financial institutions and other parties. There are inherent limitations in any cybersecurity risk management systems or business continuity plans, including the possibility that certain risks have not been identified.

8. Contractual Obligations

The Trust enters into contracts in the normal course of business that contain a variety of indemnification provisions. A Portfolio’s maximum exposure under these arrangements is unknown. Management has reviewed the Trust’s existing contracts and expects the risk of loss to be remote.

9. Fair Value Measurements

Fair value is defined as the price that a Portfolio would receive to sell an asset, or would pay to transfer a liability, in an orderly transaction between market participants at the date of measurement. The Fair Value Measurements and Disclosures provisions of GAAP also establish a framework for measuring fair value, and a three-level hierarchy for fair value measurement that is based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer, broadly, to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Trust. Unobservable inputs reflect the Trust’s own assumptions about the assumptions that market participants would use in pricing the asset or liability, developed based on the best information available in the circumstances. The fair value measurement level within the fair value hierarchy for the assets

88  Semi-Annual Financial Statements

and liabilities of the Trust is based on the lowest level of any input that is significant to the overall fair value measurement. The three-level hierarchy of inputs is summarized below:

●	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities
●	Level 2 – other significant observable inputs (including unadjusted quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.)
●	Level 3 – significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of assets and liabilities)

Changes in valuation methodology or inputs may result in transfers into or out of the current assigned level within the hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in these securities.

The following table summarizes the valuation of the Portfolios’ assets and liabilities by each fair value hierarchy level as of June 30, 2026:

Description	Unadjusted Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of June 30, 2026
Emerging Markets Opportunities ETF
Common Stocks*
Argentina	$1,097,158	$—	$—	$1,097,158
Australia	1,138,446	—	—	1,138,446
Brazil	8,619,555	—	—	8,619,555
China	30,782,260	—	—	30,782,260
Greece	4,501,769	—	—	4,501,769
Hong Kong	1,486,219	—	—	1,486,219
India	19,500,810	—	—	19,500,810
Indonesia	846,654	—	—	846,654
Mexico	4,805,604	—	—	4,805,604

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Description	Unadjusted Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of June 30, 2026
Peru	$1,654,157	$—	$—	$1,654,157
Philippines	2,104,879	—	—	2,104,879
Portugal	923,518	—	—	923,518
Qatar	743,739	—	—	743,739
Russia	—	—	—	—
Saudi Arabia	4,877,304	—	—	4,877,304
South Africa	9,303,202	—	—	9,303,202
South Korea	38,285,828	—	—	38,285,828
Taiwan	44,653,210	—	—	44,653,210
Turkey	718,460	—	—	718,460
United Arab Emirates	3,940,676	—	—	3,940,676
Short-Term Investments	809,454	—	—	809,454
Total	$180,792,902	$—	$—	$180,792,902

Equity Megatrends ETF
Common Stocks*	$53,180,534	$—	$—	$53,180,534
Short-Term Investments	1,875,586	—	—	1,875,586
Total	$55,056,120	$—	$—	$55,056,120

International Dynamic Equity ETF
Common Stocks*
Australia	$55,286,525	$—	$—	$55,286,525
Belgium	5,077,474	—	—	5,077,474
Canada	117,459,742	—	—	117,459,742
Chile	1,934,208	—	—	1,934,208
China	108,309,904	—	—	108,309,904
Denmark	9,758,775	—	—	9,758,775
Egypt	1,857,994	—	—	1,857,994
France	108,832,423	—	—	108,832,423
Germany	47,069,871	—	—	47,069,871
Hong Kong	17,912,086	—	—	17,912,086
India	47,919,659	—	—	47,919,659

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Description	Unadjusted Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of June 30, 2026
Indonesia	$13,851,296	$—	$—	$13,851,296
Ireland	2,048,948	—	—	2,048,948
Italy	35,563,869	—	—	35,563,869
Japan	206,980,954	—	—	206,980,954
Malaysia	7,968,925	—	—	7,968,925
Mexico	4,436,769	—	—	4,436,769
Netherlands	77,546,775	—	—	77,546,775
Norway	7,508,236	—	—	7,508,236
Peru	2,142,436	—	—	2,142,436
Philippines	10,527,002	—	—	10,527,002
Poland	3,885,192	—	—	3,885,192
Portugal	2,467,911	—	—	2,467,911
Saudi Arabia	12,675,631	—	—	12,675,631
Singapore	9,697,967	—	—	9,697,967
South Africa	8,406,583	—	—	8,406,583
South Korea	125,531,916	—	—	125,531,916
Spain	34,394,171	—	—	34,394,171
Sweden	15,358,746	—	—	15,358,746
Switzerland	23,953,723	—	—	23,953,723
Taiwan	134,677,554	—	—	134,677,554
Thailand	4,803,378	3,185,168	—	7,988,546
Turkey	2,092,383	—	—	2,092,383
United Arab Emirates	5,778,815	—	—	5,778,815
United Kingdom	156,426,162	—	—	156,426,162
United States	46,842,388	—	—	46,842,388
Preferred Stocks*	20,146,507	—	—	20,146,507
Warrants*	—	—	—	—
Short-Term Investments	19,232,875	—	—	19,232,875
Total	$1,516,365,773	$3,185,168	$—	$1,519,550,941

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Description	Unadjusted Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of June 30, 2026
Japanese Equity ETF
Common Stocks*	$76,996,717	$—	$—	$76,996,717
Short-Term Investments	290	—	—	290
Total	$76,997,007	$—	$—	$76,997,007

Listed Infrastructure ETF
Common Stocks*	$29,146,243	$—	$—	$29,146,243
Short-Term Investments	247,802	—	—	247,802
Other Financial Instruments†
Forward Currency Contracts	—	171,639	—	171,639
Total	$29,394,045	$171,639	$—	$29,565,684

Next Gen Technologies ETF
Common Stocks*	$60,432,049	$—	$—	$60,432,049
Short-Term Investments	726,676	—	—	726,676
Total	$61,158,725	$—	$—	$61,158,725

US Systematic Small Cap Equity ETF
Closed-End Management Investment Companies	$126,133	$—	$—	$126,133
Common Stocks*	67,739,173	—	—	67,739,173
Rights	—	—	8,775	8,775
Short-Term Investments	698,871	—	—	698,871
Total	$68,564,177	$—	$8,775	$68,572,952

*	Portfolio holdings are disclosed on an individual basis in the Portfolios of Investments.

†	Other financial instruments are derivative instruments which are valued at their respective unrealized appreciation (depreciation).

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Certain equity securities to which footnote (‡) in the Notes to Portfolios of Investments applies are included in Level 2 and were valued based on reference to similar securities that were trading on active markets.

An investment may be classified as a Level 3 investment if events (e.g., company announcements, market volatility, or natural disasters) occur that are expected to materially affect the value of the investment or if a price is not available through a pricing source in the Trust’s pricing matrix. In this case, the investment will be valued by the Valuation Sub-Committee, reflecting its fair market value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Sub-Committee include, but are not limited to, valuation techniques such as using theoretical ex-rights price models, applying a change in price from a market proxy to a halted security, or determining the intrinsic value of securities.

When determining the price for Fair Valued Investments, the Valuation Sub-Committee seeks to determine the price that each affected Portfolio might reasonably expect to receive or pay from the current sale or purchase of the Fair Valued Investment in an arm’s-length transaction. Any fair value determinations shall be based upon all available information and factors that the Valuation Sub-Committee deems relevant and consistent with the principles of fair value measurements.

10. Derivative Instruments

Listed Infrastructure uses forward currency contracts primarily for hedging purposes.

During the period ended June 30, 2026, the approximate average monthly notional exposure for derivative instruments was as follows:

Average amounts purchased	$500,000	*
Average amounts sold	$10,100,000

*	Represents average monthly notional exposure for three months the derivative instrument was open during the period.

Semi-Annual Financial Statements  93

The following table summarizes the fair value of derivative instruments on the Statements of Assets and Liabilities as of June 30, 2026:

Assets – Derivative Financial Instruments	Total
Forward currency contracts Unrealized appreciation on forward currency contracts	$171,639

The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2026 was:

Net Change in Unrealized Appreciation (Depreciation) on:	Total
Forward currency contracts	$171,381

None of the other Portfolios traded in derivative instruments during the period ended June 30, 2026.

As of June 30, 2026, the Listed Infrastructure held derivative instruments that are eligible for offset in its Statement of Assets and Liabilities and are subject to master netting arrangements. A master netting arrangement is an agreement between two counterparties who have multiple contracts with each other that provides for the net settlement of all contracts, as well as any cash collateral, through a single payment in the event of default on, or termination of, any one contract.

The required information for the affected Portfolio is presented in the below table, as of June 30, 2026:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Forward currency contracts	$171,639	$ —	$171,639

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		Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments	Collateral Received	Net Amounts of Derivative Assets
Morgan Stanley & Co.	$30,701	$—	$—	$30,701
Royal Bank of Canada	25,453	—	—	25,453
State Street Bank & Trust Co.	115,485	—	—	115,485
Total	$171,639	$—	$—	$171,639

11. Capital Share Transactions

Each Portfolio issues and redeems shares at NAV only with certain Authorized Participants in large increments known as Creation Units. Purchases of Creation Units are made by tendering a basket of designated securities and/or cash to a Portfolio. Redemption proceeds are paid with a basket of securities from a Portfolio’s holdings, along with a balancing cash component to equate the market value of the basket of securities delivered or redeemed to the NAV per Creation Unit on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. A Portfolio’s shares are available in smaller increments to investors in the secondary market at market prices and may be subject to commissions. Authorized Participants pay a transaction fee to the shareholder servicing agent when purchasing and redeeming Creation Units of a Portfolio. The transaction fee is used to offset the costs associated with the issuance and redemption of Creation Units. Such variable charges, if any, are included in Net proceeds from sale of shares in the Statements of Changes in Net Assets.

12. Reorganization

At meetings held on January 9, 2025, May 20, 2025 and June 24, 2025 the Board approved the respective reorganizations of Lazard International Equity Advantage Portfolio, Lazard US Systematic Small Cap Equity Portfolio and Lazard Emerging Markets Core Equity Portfolio (each, a “Target Portfolio”), series of The Lazard Funds, Inc., into International Dynamic Equity, Lazard US Systematic Small Cap Equity and Lazard Emerging Markets

Semi-Annual Financial Statements  95

Opportunities (each, an “Acquiring Portfolio”), respectively, newly organized series of the Trust (each, a “Reorganization”). The Reorganization was completed for International Dynamic Equity on May 9, 2025, US Systematic Small Cap Equity on September 12, 2025 and Emerging Markets Opportunities on October 24, 2025. Each Reorganization was accomplished by a tax-free exchange of shares (with the exception of cash paid to the shareholders of the Target Portfolios in lieu of fractional shares of the Acquiring Portfolios) of the Acquiring Portfolios for Institutional Shares of the Target Portfolios of equivalent aggregate net asset value. The other share classes of the Target Portfolios were converted into the Institutional Shares prior to the respective Reorganization date. Pursuant to the Agreement and Plan of Reorganization, the Target Portfolios reorganized into the Acquiring Portfolios on the respective Reorganization date. The Acquiring Portfolios had no investment operations or performance history prior to the respective Reorganization date. The Acquiring Portfolios are the surviving legal entities, but have adopted the performance and financial history of the Target Portfolios, which is included in these financial statements. Historical share transactions and per-share information for the Target Portfolios were retroactively adjusted to reflect the change in capital structure due to the Reorganizations. For financial reporting purposes, assets received and shares issued by the Acquiring Portfolios were recorded at fair value; however, the cost basis of the investments received from the Target Portfolios was carried forward to align ongoing reporting of the Acquiring Portfolios’ realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

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The table below shows a summary of investments, unrealized appreciation/(depreciation), net assets, shares exchanged and shares exchanged ratio before and after the Reorganizations.

Target Portfolio	Investments	Unrealized appreciation (depreciation)	Net assets	Shares exchanged	Shares exchanged ratio
Lazard Emerging Markets Core Equity Portfolio	$136,783,892	$49,564,118	$122,636,002	9,288,414	0.528124
Lazard International Equity Advantage Portfolio	$30,742,622	$3,383,314	$31,068,910	2,367,951	0.524824
Lazard US Systematic Small Cap Equity Portfolio	$52,272,317	$6,884,737	$52,817,408	4,816,331	0.438652

Acquiring Portfolio	Shares after exchange	Net assets per share	Total net assets after the acquisition
Emerging Markets Opportunities	4,905,440	$25	$122,636,002
International Dynamic Equity	1,242,756	$25	$31,068,910
US Systematic Small Cap Equity	2,112,690	$25	$52,817,408

Assuming the reorganizations had been completed on January 1, 2025, the beginning of the reporting period, pro forma results of operations for the period ended December 31, 2025 were as follows:

Acquiring Portfolio	Net investment income (loss)	Total net realized gain (loss)	Total change in net unrealized appreciation (depreciation)	Net increase (decrease) in net assets resulting from operations
Emerging Markets Opportunities	$2,192,374	$17,885,988	$13,761,179	$33,839,541
International Dynamic Equity	$4,129,568	$5,136,795	$58,853,483	$68,119,846
US Systematic Small Cap Equity	$426,296	$4,039,775	$(1,838,083)	$2,627,988

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Because the investment portfolios have been managed as a single integrated portfolio since the Reorganizations were completed, it is not practicable to separate the amounts of revenue and earnings of the Target Portfolios that have been included in the respective Acquiring Portfolio’s Statement of Operations since the respective Reorganization date.

13. Segment Reporting

The Chief Operating Officer of the Investment Manager acts as the chief operating decision maker (“CODM”) for the Trust, which includes multiple portfolios with distinct investment objectives and investment strategies outlined in the prospectus. Each Portfolio operates as a single operating segment, the operating results are regularly reviewed by the CODM for resource allocation and performance assessment. The financial information provided to and reviewed by the CODM is presented within each segment’s financial statements.

14. Subsequent Events

Management has evaluated subsequent events potentially affecting the Portfolios through the issuance of the financial statements and has determined that there were no subsequent events that required adjustment or disclosure.

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Lazard Active ETF Trust Other Information (unaudited)

Proxy Voting

A description of the policies and procedures used to determine how proxies relating to portfolio securities are voted is available (1) without charge, upon request, by calling (800) 823-6300 or (2) on the Securities and Exchange Commission (the “SEC”) website at https://www.sec.gov.

The proxy voting record for the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 823-6300 or (2) on the SEC’s website at https://www.sec.gov. Information as of June 30 each year will generally be available by the following August 31.

Schedule of Portfolio Holdings

The Trust files the complete schedule of each Portfolio’s holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Form N-PORT reports are available on the SEC’s website at https://www.sec.gov.

Semi-Annual Financial Statements  99

Lazard Active ETF Trust Additional Information (unaudited)

Changes in and Disagreements with Accountants (N-CSR Item 8)

This information is not applicable for the reporting period.

Proxy Disclosures (N-CSR Item 9)

This information is not applicable for the reporting period.

Remuneration Paid to Trustees, Officers, and Others (N-CSR Item 10)

This information can be found in N-CSR Item 7, Note 4.

Statement Regarding Basis for Approval of Investment Advisory Contract (N-CSR Item 11)

At meetings of the Board held on May 27, 2026 and June 30, 2026, the Board considered the approval, for an additional annual period, of the Management Agreement between the Trust, on behalf of each of the Portfolios, and the Investment Manager. The Independent Trustees were assisted in their review by independent legal counsel, who advised the Board on relevant legal standards and met with the Independent Trustees in executive sessions separate from representatives of the Investment Manager.

Representatives of the Investment Manager discussed with the Board the Investment Manager’s written materials provided in advance of the meetings in response to detailed questions from the Independent Trustees and their counsel, including, at the June 30, 2026 meeting, additional information requested by the Independent Trustees at the May 27, 2026 meeting.

In connection with its consideration of the Management Agreement, the Board considered, among other things: (i) the nature, quality and extent of the Investment Manager’s services, (ii) the investment performance of each Portfolio as well as performance information for comparable funds, (iii) the fees and other expenses paid by each Portfolio as well as expense information for comparable funds and other clients of the Investment Manager, (iv) the profitability of the Investment Manager and its affiliates from their respective relationships with each Portfolio, (v) whether economies of scale have been realized as each Portfolio grows and whether potential

100  Semi-Annual Financial Statements

economies have been shared, in some measure, with investors and (vi) other benefits to the Investment Manager from its relationship with the Portfolios. In the Board’s deliberations, no single factor was responsible for the Board’s decision to approve continuation of the Management Agreement, and each Trustee may have afforded different weight to the various factors.

Services Provided

The Investment Manager’s materials addressed, among other matters, the nature, extent and quality of services that the Investment Manager provides the Portfolios, including a discussion of the Investment Manager and its clients. As of March 31, 2026, the Lazard Fund Complex of 29 active funds comprised approximately $26.3 billion of the approximately $259.2 billion of total assets under the management of the Investment Manager and its global affiliates.

The Board considered the various services provided by the Investment Manager including the Investment Manager’s research, portfolio management and trading capabilities and oversight of day-to-day operations, including supervision of fund accounting and administration-related services and assistance in meeting legal and regulatory requirements, as well as regular reporting to, and support of, the Board. The Investment Manager’s representatives stated that the Investment Manager believes that the Trust and its shareholders continue to be able to obtain significant benefits as a result of the resources and support of the Investment Manager’s global research, portfolio management, trading, operations, risk management, technology and legal and compliance infrastructure. The Board also considered information provided by the Investment Manager regarding its resources relevant to providing services pursuant to the Management Agreement; the qualifications, experience and other information regarding senior management and key professional personnel responsible for providing services to the Portfolios; the adequacy of the Investment Manager’s staffing to provide services pursuant to the Management Agreement; the Trust’s distribution channels and the relationships with various intermediaries; marketing activities on behalf of the Portfolios; each Portfolio’s asset flows

Semi-Annual Financial Statements  101

and the growth or decline in asset levels; and the Investment Manager’s financial condition.

The Board considered the position of the Investment Manager that the Trust benefits from the services and infrastructure provided by the Investment Manager and that such services and infrastructure are greater than those typically provided to a fund complex of comparable size not managed by a large, global firm such as the Investment Manager.

Comparative Fee, Expense Ratio and Performance Information

ISS Advisory Fee and Expense Ratio Comparisons. The Board reviewed, for each Portfolio, information prepared by Institutional Shareholder Services, Inc. (“ISS”), an independent provider of investment company data, including, among other information, each Portfolio’s contractual advisory fee (i.e., without giving effect to any fee waivers) and net expense ratio (i.e., after giving effect to any fee waivers agreed to by the Investment Manager) compared to those of:

●	a group of funds not advised by the Investment Manager that were selected by ISS as comparable to the Portfolio, for expense and performance comparison purposes, based on ISS’s methodology (the “Peer Group”); and

●	the funds within the broad category of funds to which the Portfolio has been assigned by Morningstar, Inc., an independent third-party service that provides comparative fund information (“Morningstar”), with certain exclusions as specified by ISS (the “Expense Category”).

Representatives of the Investment Manager discussed the results of the ISS advisory fee and net expense ratio comparisons with the Board, which showed that the advisory fees and net expense ratios of each Portfolio were generally competitive within each Portfolio’s respective Peer Group. The Board considered the comparisons and additional perspectives in information prepared by, and in discussions with, representatives of the Investment Manager, and noted that the Investment Manager continues to voluntarily waive

102  Semi-Annual Financial Statements

a portion of its management fee payable by certain Portfolios. The Board also received a description of ISS’s methodology for its construction of the Peer Groups and a summary of how the methodology was applied, including, as applicable, deviations from the stated methodology and the reasons therefor.

Other Accounts Advisory Fee Comparisons. The Board also considered the actual advisory fees paid to the Investment Manager by other accounts of the Investment Manager that are comparable to each Portfolio in terms of investment objectives, strategies and policies, if any (including other investment companies and other pooled investment vehicles, “Other Accounts”). Representatives of the Investment Manager discussed the nature of the Other Accounts and the significant differences in services provided by the Investment Manager to the different types of Other Accounts as compared to the services provided to the Portfolios. The Board considered the relevance of the fee information provided for Other Accounts, in light of the Investment Manager’s discussion of the significant differences in services provided and/or different competitive markets and other factors, to evaluate the advisory fees of the relevant Portfolios.

ISS Performance Comparisons. The Board reviewed, among other performance information provided to the Board on a quarterly basis, information prepared by ISS including, among other information, each Portfolio’s performance for the one-, three-, five- and ten-year periods ended February 28, 2026, as applicable, compared to performance for the same time periods to that of:

●	the Peer Group;

●	the funds within the broad category of funds to which the Portfolio has been assigned by Morningstar (the “Performance Category”); and

●	the Portfolio’s benchmark index.

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When evaluating the performance of each Portfolio, the Board considered ISS’s performance analysis along with other information provided by the Investment Manager, including additional information regarding performance expectations, as well as additional perspectives in information prepared by, and in discussions with, representatives of the Investment Manager. The Board also received and would continue to receive regular updates and/or additional information from the Investment Manager in respect of Portfolios with relative underperformance in certain periods and Portfolios which otherwise are not performing in accordance with expectations as well as any other Portfolios for which the Board requested additional information.

Investment Manager Profitability, Economies of Scale and Other Benefits

The Board reviewed information prepared by the Investment Manager for each Portfolio concerning the Investment Manager’s estimated profitability percentage resulting from its, and its affiliates’, relationship with the Portfolio for the calendar year ended December 31, 2025 and the Investment Manager’s cost allocation methodology to compute an estimate of each Portfolio’s costs to the Investment Manager. The Investment Manager’s representatives reviewed with the Board information provided on the Investment Manager’s brokerage practices and the Portfolios’ brokerage allocations, commission payments and soft dollar commissions and benefits. The Investment Manager’s representatives stated that neither the Investment Manager nor its affiliates receive any significant benefits from the Investment Manager acting as investment manager to the Portfolios other than the benefit of soft dollar commissions.

The Board considered that the profitability percentages were within or below ranges determined not to be excessive by relevant court cases. The Board (1) considered the Investment Manager’s estimated profitability percentage with respect to each Portfolio as part of the evaluation of the Portfolio’s fee under the Management Agreement, considered in relation to the mix of services provided by the Investment Manager (including the nature, extent and quality of such services), and (2) evaluated the profitability percentage in light of the relevant circumstances

104  Semi-Annual Financial Statements

for each Portfolio. Representatives of the Investment Manager and the Board discussed ways that any potential economies of scale might be realized and how they may be shared, including the Investment Manager’s reinvestment of profits back into its business, waiving or reducing Portfolio management fees, adding discounts to a Portfolio’s management fee schedule as a Portfolio’s assets increase or by instituting management fees at inception that account for future scale. The Board noted that, although the Portfolios’ unitary management fee structure does not have breakpoints, it inherently reflects certain economies of scale by fixing the absolute level of each Portfolio’s fees at competitive levels over the contract period even if the Portfolio’s operating costs rise when assets remain flat or decrease. The Board also noted that increases in each Portfolio’s assets would not lead to unitary management fee decreases for the Portfolio even if economies of scale are achieved.

Conclusions and Determinations

At the conclusion of these discussions, the Board expressed the opinion that it had been furnished with such information in connection with the May 27, 2026 and June 30, 2026 meetings and throughout the year as may reasonably be necessary to make an informed business decision with respect to evaluation of the renewal of the Management Agreement. In evaluating the Management Agreement, the Board relied on the information described above, in addition to other information provided by the Investment Manager throughout the year relating to the operations of the Trust and the investment management and other services provided under the Management Agreement. Such other information included the investment performance of the Portfolios in comparison to similar funds and benchmark performance indices over various time periods; information regarding the expected pattern of performance for the Portfolios in different market conditions; general market outlook as applicable to the Portfolios; and compliance reports. The Board also relied on its previous knowledge, gained through meetings and other interactions with the Investment Manager, of the Investment Manager and the services provided to the Trust by the Investment Manager. Based on its discussions and considerations as

Semi-Annual Financial Statements  105

described above, with the assistance of independent legal counsel and in the exercise of its business judgment, the Board made the following conclusions and determinations.

●	The Board concluded that the nature, extent and quality of the services provided by the Investment Manager are adequate and appropriate, noting the benefits of the significant services and infrastructure associated with the Investment Manager’s global asset management business.

●	The Board concluded that each Portfolio’s fee paid to the Investment Manager was supported by the factors considered by the Board in light of the totality of the services provided.

●	The Board, after considering the information provided and the totality of the relevant circumstances for each Portfolio, concluded that the investment performance of each Portfolio was acceptable or that, for any Portfolios that were not performing in accordance with expectations, the Board considered that the Investment Manager was taking steps intended to improve performance and the Board would continue to monitor performance.

●	The Board recognized that potential economies of scale may be realized, particularly as the assets of the Portfolios increase over time, and determined that it would continue to consider the potential for material economies of scale and how they could be shared with investors.

The Board considered these conclusions and determinations in their totality as well as other relevant factors and determined to approve the Management Agreement for each Portfolio. In deciding whether to vote to approve the Management Agreement for each Portfolio, each Trustee may have accorded different weights to different factors so that each Trustee may have had a different basis for his or her decision.

106  Semi-Annual Financial Statements

Lazard Active ETF Trust

30 Rockefeller Plaza
New York, New York 10112-6300
Telephone: 800-823-6300
www.lazardassetmanagement.com

Investment Manager

Lazard Asset Management LLC
30 Rockefeller Plaza
New York, New York 10112-6300
Telephone: 800-823-6300

Distributor

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101

Custodian, Transfer Agent and Dividend Disbursing Agent

State Street Bank and Trust Company
One Iron Street
Boston, Massachusetts 02210-1641

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
30 Rockefeller Plaza
New York, New York 10112-0015

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036-6797

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The Registrant’s remuneration paid to directors, officers and others is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Form.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The Registrant’s Statement Regarding Basis for Approval of Investment Advisory Contract is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Form.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Directors during the period covered by this report.

ITEM 16. CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a)(1) The Code of Ethics is not applicable to this semi-annual report.

(a)(2) Not applicable.

(a)(3) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Certifications of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lazard Active ETF Trust

By /s/ Jennifer A. Ryan

Jennifer A. Ryan

Principal Executive Officer

Date: August 26, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Jennifer A. Ryan

Jennifer A. Ryan

Principal Executive Officer

Date: August 26, 2026

By /s/ Christina Kennedy

Christina Kennedy

Principal Financial Officer

Date: August 26, 2026